UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857

Name of Fund: BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2022

Date of reporting period: 09/30/2022

Item 1 – Report to Stockholders
(a)  The Report to Shareholders is attached herewith.
             (b)  Not Applicable

September 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackroc k.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities (MSCI
Europe, Australasia, Far
East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(10.42) (14.15)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Investment Objective
BlackRock Sustainable High Yield Bond Fund's (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2022, the Fund’s Class K and Institutional Shares outperformed the benchmark, the Bloomberg U.S. Corporate High Yield 2%
Issuer Capped Index. For the same period, the Investor A shares performed in line.
What factors influenced performance?
The Fund’s underweight in the midstream energy sector was a strong contributor to relative performance, as were underweights in the retail and pharmaceuticals sectors.
An underweight in BB rated bonds also contributed. Asset allocation was an additional contributor, highlighted by a tactical, out-of-benchmark allocation to senior loans.
Securities in the category typically offer floating rates, which led to heightened investor demand in the rising-rate environment.
On the other hand, overweights in the technology and wireline telecommunications sectors hurt performance. Liquid products used to manage the Fund’s positioning, including derivatives, credit default swaps and exchange-traded funds, detracted from results. An overweight in CCC issues, which lagged the broader market, also detracted.
Describe recent portfolio activity.
The investment adviser strived to maintain below-average portfolio risk at a time of elevated concerns about rising interest rates and slowing economic growth. The investment adviser sought to accomplish this by reducing the Fund’s credit exposure and lowering portfolio duration (interest rate sensitivity) over the course of the period.
The investment adviser also reduced the Fund’s tactical allocation to equities, while maintaining its position in senior loans. At the sector level, the investment adviser reduced the portfolio’s weighting in healthcare issues.
Describe portfolio positioning at period end.
B rated bonds were the Fund’s largest position by credit rating, followed by BBs and CCCs, respectively. The Fund remained underweight in the distressed category. Loans were less than 10% of the portfolio. The investment adviser stayed focused on bottom-up security selection, assessing each issuer in the portfolio to assess the potential impact of the headwinds facing the economy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)

Fund Summary
BlackRock Sustainable High Yield Bond Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on July 22, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, tr ansaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge .
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield bonds.
(c)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 7.25% 5.84% (13.97)% N/A (11.85)% N/A%
Investor A ................................................... 6.71 5.36 (14.18) (17.61)% (12.07) (15.03)
Class K .................................................... 7.29 6.05 (13.93) N/A (11.81) N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index ............ — — (14.15) N/A (11.57) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on July 22, 2021.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 896.00 $ 2.71 $ 1,000.00 $ 1,022.21 $ 2.89 0.57%
Investor A ................................ 1,000.00 896.20 3.90 1,000.00 1,020.96 4.15 0.82
Class K .................................. 1,000.00 896.20 2.52 1,000.00 1,022.41 2.69 0.53
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 88.8%
Floating Rate Loan Interests ........................... 10.4
Common Stocks ................................... 0.7
Preferred Securities ................................. 0.1
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
BBB/Baa ....................................... 4.3%
BB/Ba ......................................... 45.5
B ............................................ 36.8
CCC/ Caa ....................................... 12.0
NR ........................................... 1.4
(a)
Excludes short-term securities.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of September 30, 2022

Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Investment Objective
BlackRock Sustainable Low Duration Bond Fund's (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the period beginning with the Fund’s inception on October 18, 2021 and ending on September 30, 2022, the Fund underperformed its benchmark, the ICE BofA 1-3 Year
U.S. Corporate & Government Index.
What factors influenced performance?
Allocations to mortgage-backed securities (“MBS”), investment-grade corporate bonds, high yield bonds and asset-backed securities (“ABS”) detracted from performance.
Duration and yield curve positioning were the primary contributors to performance, followed by underweights in the emerging markets and U.S. Treasuries. (Duration is a measure of interest rate sensitivity.)
The Fund held derivatives during the reporting period. Specifically, it used futures and interest rate swaps to manage its duration and yield curve positioning. It also used currency forward contracts to manage currency risk or take active currency positions, and it used options on swaps to express views on volatility. In the aggregate, the Fund’s use of derivatives had a positive impact on performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The Fund held a short duration bias early in the reporting period, based on the view that persistent inflation would prompt the Fed to keep raising interest rates. Toward the end of the summer of 2022, the market started to price in a terminal fed funds rate (in other words, the point at which the Fed could stop hiking) in the range of 4.25-4.5%.
As a result, the investment adviser shifted the Fund to neutral duration stance. In September 2022, the Fund adopted a slightly long duration bias. This shift reflected the investment adviser’s view that the market was close to pricing in the full extent of Fed rate hikes.
The Fund tactically adjusted its positioning in investment-grade corporate bonds during the course of the year, with a preference for new-issue deals that offered attractive concessions. While credit fundamentals largely remained stable, reinforced by solid earnings and a healthy U.S. labor market, the investment adviser slightly trimmed to the allocation to corporate issues in the second and third quarters of 2022 and rotated into Treasuries on the expectation that yield spreads would widen.
The investment adviser maintained a steady positioning within high yield, where it held an allocation to help enhance portfolio income. Similarly, the investment adviser maintained the Fund’s position in ABS, with a focus on deals backed by high-quality consumer collateral. It also added to AAA rated collateralized loan obligations in both the primary and secondary markets throughout the period, as the category’s attractive yields versus corporates created a compelling relative value opportunity. Within commercial mortgage-backed securities (“CMBS”), the investment adviser maintained an allocation to multi-family deals on the belief that they could prove resilient in a recession.
Since the Fund is managed with sustainability goals in mind, the investment adviser invested in impact MBS. Impact MBS are custom pools created by Fannie Mae for
BlackRock that support the former’s “Duty to Serve” goals. These pools include specific mortgage borrowers, such as low-income and very low-income family homes, as well as homes in low-income and high-minority areas. In general, such mortgages provide credit to a targeted group of borrowers, for whom the benefits of homeownership could have a significant social impact. The investment adviser also increased the Fund’s allocation to green bonds in the first half of the period. Unlike a debt offering from a company that presents its overall operations as environmentally friendly, green bond proceeds are ring-fenced on the issuer’s balance sheet, set aside for the exclusive purpose of financing one or more projects deemed environmentally beneficial. The investment adviser primarily added green bonds from AAA rated sovereign issuers.
Describe portfolio positioning at period end.
The Fund had a long duration bias predicated on the view that the market was close to pricing in the Fed’s terminal rate accurately. The Fund maintained an allocation to
U.S. Treasuries on the belief the economy would eventually slow, but it was underweight in the asset class. The Fund was overweight in investment-grade corporate bonds.
Relative to the government/credit index, the Fund held structural out-of-benchmark allocations to high yield bonds, ABS, CMBS and agency and non-agency MBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Low Duration Bond Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on October 18, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund normally invests at least 80% of its assets in bonds. The Fund may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”).
(c)
ICE BofA 1-3 Year U.S. Corporate & Government Index, an unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years.
Total Returns
(a)
Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... 3.50% 2.58% (6.24)% N/A
Investor A ........................................................................... 3.17 2.31 (6.46) (8.57) %
Class K ............................................................................ 3.53 2.76 (6.20) N/A
ICE BofA 1-3 Year U.S. Corporate & Government Index .......................................... — — (4.91) N/A
(a)
Assuming maximum sales charges, if any. Annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees .
(b)
The Fund commenced operations on October 18, 2021.

Fund Summary
as of September 30, 2022 (continued)

Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 967.40 $ 1.87 $ 1,000.00 $ 1,023.16 $ 1.93 0.38%
Investor A ................................ 1,000.00 966.20 3.15 1,000.00 1,021.86 3.24 0.64
Class K .................................. 1,000.00 967.60 1.73 1,000.00 1,023.31 1.78 0.35
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 34.0%
U.S. Treasury Obligations ............................. 28.1
Asset-Backed Securities .............................. 14.7
U.S. Government Sponsored Agency Securities .............. 10.6
Non-Agency Mortgage-Backed Securities .................. 7.3
Foreign Agency Obligations ............................ 5.3
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 62.4%
AA/Aa ......................................... 1.0
A ............................................ 12.1
BBB/Baa ....................................... 15.8
BB/Ba ......................................... 3.8
B ............................................ 1.9
CCC/Caa ....................................... 0.0
(d)
NR ........................................... 3.0
(a)
Excludes short-term securities and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

Fund Summary
as of September 30, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Total Return Fund
Investment Objective
BlackRock Sustainable Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index
(the "Benchmark") while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the period beginning with the Fund’s inception on October 18, 2021 and ending on September 30, 2022, the Fund underperformed its benchmark, the Bloomberg U.S.
Aggregate Bond Index.
What factors influenced performance?
The Fund’s allocation to securitized assets, U.S. high yield bonds, and European corporate issues detracted from relative performance. Its duration and yield curve positioning contributed, as did its positioning with respect to foreign currencies. (Duration is a measure of interest rate sensitivity.)
Describe recent portfolio activity.
The investment environment was highly challenging, with most areas of the fixed-income market losing ground on concerns about high inflation, global monetary policy tightening, Russia’s invasion of Ukraine, and the prospect of slowing economic growth.
Given these crosscurrents, the investment adviser maintained a defensive positioning in the early part of the period. It favored-higher-quality securities during this time, and it increased the portfolio’s allocations to U.S. investment-grade corporate bonds, agency mortgage-backed securities (“MBS”) and short-term debt within the securitized category. The investment adviser also tactically added to duration (interest-rate sensitivity) on the short end of the yield curve following the increase in yields in early 2022.
The investment adviser maintained low allocations to high yield bonds and emerging market debt due to the ongoing volatility across the credit sectors.
In the second calendar quarter of 2022, the investment advisor tactically moved to an underweight in U.S. duration in response to market volatility and the steepening of the yield curve. It also added a position in Treasury Inflation Protected Securities due to their attractive valuations and ability to offset rising inflation. The investment adviser selectively deployed some of the Fund’s cash position as both yields and yield spreads reached what the investment adviser saw as more attractive levels, but it reduced the portfolio’s allocation to agency MBS.
The investment adviser tactically added duration on the front end of the yield curve in the third quarter 2022. It moved from an underweight to neutral on the longer end on the belief that this market segment had begun to offer a more favorable risk/reward profile following the rise in yields. It also actively rotated across select spread sectors to capitalize on an increasingly compelling opportunity set. The investment adviser favored U.S. investment-grade corporates for their attractive valuations, and tactically added to agency MBS. The investment adviser also rotated opportunistically into high-quality securitized assets given their attractive yields.
Describe portfolio positioning at period end.
The Fund held a neutral duration positioning relative to the index. It was overweight in investment-grade corporate bonds, with a focus on short-term issues, and it favored higher-quality securities in collateralized mortgage obligations and commercial mortgage-backed securities. The investment adviser remained cautious on the emerging markets, and maintained a limited allocation to high yield. Within high yield, the investment adviser continued to emphasize the higher-quality segments of the asset class.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)

Fund Summary
BlackRock Sustainable Total Return Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on October 18, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities.
(c)
Bloomberg U.S. Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Total Returns
(a)
Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... 3.72% 2.22% (16.16)% N/A
Investor A ........................................................................... 3.30 1.90 (16.38) (19.73)%
Class K ............................................................................ 3.76 2.42 (16.12) N/A
Bloomberg U.S. Aggregate Bond Index ..................................................... — — (14.44) N/A
(a)
Assuming maximum sales charges, if any. Annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees .
(b)
The Fund commenced operations on October 18, 2021.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Total Return Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 897.40 $ 2.05 $ 1,000.00 $ 1,022.91 $ 2.18 0.43%
Investor A ................................ 1,000.00 896.10 3.37 1,000.00 1,021.51 3.60 0.71
Class K .................................. 1,000.00 897.60 1.86 1,000.00 1,023.11 1.98 0.39
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities ............ 36.2%
Corporate Bonds ................................. 31.9
Asset-Backed Securities ............................ 12.6
U.S. Treasury Obligations ........................... 7.8
Non-Agency Mortgage-Backed Securities ................ 5.7
Foreign Government Obligations ...................... 3.5
Foreign Agency Obligations .......................... 1.6
Municipal Bonds ................................. 0.5
Preferred Securities ............................... 0.2
CREDIT QUALITY ALLOCATION
Credit Rating
(b )
Percent of
Total Investments
(a)
AAA/Aaa
(c )
...................................... 51.7%
AA/Aa ......................................... 4.8
A ............................................ 11.4
BBB/Baa ....................................... 21.6
BB/Ba ......................................... 0.9
B ............................................ 0.4
CC/Ca ........................................ 0.4
NR ........................................... 8.8
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable
Total Return Fund and 2.25% for BlackRock Sustainable Low Duration Bond Fund and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2022
BlackRock Annual Report to Shareholdetrs

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
.............. 4,106 $ 19,955
Element Solutions, Inc. ............... 2,979 48,468
68,423
IT Services — 0.0%
(a)
Block, Inc., Class A ................. 259 14,243
Twilio, Inc., Class A ................. 87 6,015
20,258
Life Sciences Tools & Services — 0.2%
Syneos Health, Inc.
(a)
................ 1,318 62,144
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 14,837 20,327
Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp.
(b)
........... 910 55,919
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 939 24,883
Total Common Stocks — 0.6%
(Cost: $388,325) ................................ 251,954
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.8%
Bombardier, Inc.
(c)
7.13%, 06/15/26 ................. USD 239 219,204
7.88%, 04/15/27 ................. 124 114,080
6.00%, 02/15/28 ................. 59 49,364
Maxar Technologies, Inc., 7.75%, 06/15/27
(c)
20 18,797
TransDigm, Inc.
6.25%, 03/15/26
(c)
................ 522 506,340
4.63%, 01/15/29 ................. 49 39,446
4.88%, 05/01/29 ................. 68 54,965
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 129 127,438
1,129,634
Airlines — 2.1%
(c)
American Airlines, Inc.
11.75%, 07/15/25 ................ 200 208,868
5.50%, 04/20/26 ................. 9 8,453
5.75%, 04/20/29 ................. 303 264,678
United Airlines, Inc.
4.38%, 04/15/26 ................. 228 203,490
4.63%, 04/15/29 ................. 185 153,076
838,565
Auto Components — 2.1%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 93 91,069
6.25%, 05/15/26 ................. 149 142,295
8.50%, 05/15/27 ................. 531 506,834
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 123 127,613
5.63%, 04/30/33 ................. 2 1,602
869,413
Automobiles — 0.8%
Ford Motor Co.
3.25%, 02/12/32 ................. 315 226,904
6.10%, 08/19/32 ................. 53 46,725
4.75%, 01/15/43 ................. 42 27,829
Security
Par (000)
Par (000) Value
Automobiles (continued)
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... USD 26 $ 19,540
320,998
Building Products — 0.7%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 2 1,839
6.38%, 06/15/30 ................. 180 174,393
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 48 39,562
Masonite International Corp., 5.38%, 02/01/28 3 2,654
Standard Industries, Inc.
4.75%, 01/15/28 ................. 5 4,224
4.38%, 07/15/30 ................. 51 39,015
3.38%, 01/15/31 ................. 37 26,022
287,709
Capital Markets — 0.4%
(c)
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 33 31,020
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 47 36,882
MSCI, Inc.
3.63%, 09/01/30 ................. 52 42,785
3.63%, 11/01/31 ................. 39 31,291
3.25%, 08/15/33 ................. 15 11,584
153,562
Chemicals — 3.2%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 157 121,348
Avient Corp., 7.13%, 08/01/30
(c)
........ 38 35,071
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 150 133,625
3.38%, 02/15/29 ................. 350 274,383
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 80 55,666
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 182 146,546
HB Fuller Co., 4.00%, 02/15/27 ........ 47 42,486
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 200 160,000
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 25 20,670
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(d)
57 45,030
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
77 67,015
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
272 204,000
1,305,840
Commercial Services & Supplies — 2.8%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 3 2,490
4.88%, 07/15/32 ................. 28 22,581
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 180 160,425
9.75%, 07/15/27 ................. 160 131,517
4.63%, 06/01/28 ................. 200 154,064
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 19 15,057
4.75%, 10/15/29 ................. 24 19,888
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 26 24,288
5.75%, 07/15/29 ................. 80 63,246
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.. 95 84,617
Covanta Holding Corp., 5.00%, 09/01/30 .. 60 47,025
Garda World Security Corp., 4.63%, 02/15/27
(c)
22 18,865
GFL Environmental, Inc.
(c)
4.00%, 08/01/28 ................. 4 3,334
4.75%, 06/15/29 ................. 16 13,480
4.38%, 08/15/29 ................. 90 75,040
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 41 35,110
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 90 62,690
Nielsen Finance LLC, 5.88%, 10/01/30
(c)
... 78 77,678

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. USD 79 $ 74,334
6.25%, 01/15/28 ................. 50 42,669
1,128,398
Communications Equipment — 1.2%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 108 53,730
Ciena Corp., 4.00%, 01/31/30
(c)
........ 25 20,875
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 113 100,395
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 41 37,750
8.25%, 03/01/27 ................. 4 3,305
7.13%, 07/01/28 ................. 13 10,035
4.75%, 09/01/29 ................. 41 33,442
Nokia OYJ
4.38%, 06/12/27 ................. 45 40,556
6.63%, 05/15/39 ................. 96 89,000
Viasat, Inc.
(c)
5.63%, 09/15/25 ................. 29 22,513
5.63%, 04/15/27 ................. 25 20,799
6.50%, 07/15/28 ................. 7 4,655
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 91 72,807
509,862
Construction & Engineering — 0.1%
(c)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 24 20,224
MasTec, Inc., 4.50%, 08/15/28 ......... 40 34,914
55,138
Consumer Finance — 1.6%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 181,510
4.39%, 01/08/26 ................. 200 181,021
5.11%, 05/03/29 ................. 200 173,540
OneMain Finance Corp.
7.13%, 03/15/26 ................. 44 39,662
6.63%, 01/15/28 ................. 20 17,160
4.00%, 09/15/30 ................. 14 9,824
SLM Corp., 3.13%, 11/02/26 .......... 41 33,939
636,656
Containers & Packaging — 3.4%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 200 136,940
Ardagh Metal Packaging Finance USA LLC
(c)
6.00%, 06/15/27 ................. 200 188,341
4.00%, 09/01/29 ................. 200 146,470
Ball Corp.
2.88%, 08/15/30 ................. 180 138,140
3.13%, 09/15/31 ................. 221 166,579
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 116 105,553
8.75%, 04/15/30 ................. 76 62,854
Crown Americas LLC, 4.25%, 09/30/26 ... 124 112,329
Graphic Packaging International LLC, 3.50%,
03/15/28
(c)
.................... 98 83,332
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... 70 60,575
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(e)
................... 228 201,281
1,402,394
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 20 15,666
Resideo Funding, Inc., 4.00%, 09/01/29 ... 8 6,448
22,114
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(c)
.......... USD 200 $ 165,224
Diversified Financial Services — 0.5%
(c)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 53 43,748
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 32 30,637
7.38%, 09/01/25 ................. 72 64,486
Shift4 Payments LLC, 4.63%, 11/01/26 .... 63 57,448
196,319
Diversified Telecommunication Services — 7.1%
Altice France SA, 5.50%, 10/15/29
(c)
..... 200 150,477
CCO Holdings LLC
6.38%, 09/01/29
(c)
................ 168 154,241
4.75%, 03/01/30
(c)
................ 33 26,771
4.25%, 02/01/31
(c)
................ 25 19,176
4.75%, 02/01/32
(c)
................ 86 66,975
4.50%, 05/01/32 ................. 11 8,390
4.50%, 06/01/33
(c)
................ 25 18,469
4.25%, 01/15/34
(c)
................ 103 73,725
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 58 43,355
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 65 58,255
5.00%, 05/01/28 ................. 30 25,746
6.75%, 05/01/29 ................. 108 89,100
6.00%, 01/15/30 ................. 28 21,998
8.75%, 05/15/30 ................. 60 60,038
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 200 174,880
7.00%, 10/15/28 ................. 294 251,876
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 12 10,050
4.63%, 09/15/27 ................. 32 26,482
4.25%, 07/01/28 ................. 158 123,242
3.63%, 01/15/29 ................. 21 15,548
3.75%, 07/15/29 ................. 130 95,225
Lumen Technologies, Inc.
(c)
5.13%, 12/15/26 ................. 101 86,902
4.00%, 02/15/27 ................. 39 32,751
4.50%, 01/15/29 ................. 16 11,240
5.38%, 06/15/29 ................. 232 172,414
Sprint Capital Corp.
6.88%, 11/15/28 ................. 223 229,132
8.75%, 03/15/32 ................. 193 223,639
Switch Ltd.
(c)
3.75%, 09/15/28 ................. 49 48,694
4.13%, 06/15/29 ................. 118 116,871
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 60 46,646
6.00%, 09/30/34 ................. 71 52,910
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 133 106,726
6.13%, 03/01/28 ................. 402 282,034
2,923,978
Electric Utilities — 2.2%
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 233 222,515
NRG Energy, Inc.
5.75%, 01/15/28 ................. 8 7,383
5.25%, 06/15/29
(c)
................ 6 5,250
3.63%, 02/15/31
(c)
................ 75 58,500
3.88%, 02/15/32
(c)
................ 27 21,061

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... USD 674 $ 584,325
899,034
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 100 80,500
Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc., 4.38%, 02/15/30
(c)
122 101,932
Entertainment — 1.1%
(c)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29 ..................... 10 7,725
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 124 92,380
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 140 134,715
4.75%, 10/15/27 ................. 44 38,200
3.75%, 01/15/28 ................. 37 31,358
Playtika Holding Corp., 4.25%, 03/15/29 ... 64 51,183
WMG Acquisition Corp., 3.88%, 07/15/30 .. 99 81,107
436,668
Equity Real Estate Investment Trusts (REITs) — 1.2%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 43 35,257
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 6 4,935
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 106 85,065
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 55 42,575
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 ................. 6 4,965
5.63%, 07/15/32 ................. 37 29,600
SBA Communications Corp.
3.88%, 02/15/27 ................. 175 155,209
3.13%, 02/01/29 ................. 70 56,299
Uniti Group LP
(c)
4.75%, 04/15/28 ................. 49 38,709
6.50%, 02/15/29 ................. 63 42,223
494,837
Food & Staples Retailing — 0.7%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 40 35,133
4.88%, 02/15/30 ................. 93 78,679
United Natural Foods, Inc., 6.75%, 10/15/28 46 42,072
US Foods, Inc.
6.25%, 04/15/25 ................. 78 76,619
4.75%, 02/15/29 ................. 47 40,232
4.63%, 06/01/30 ................. 5 4,138
276,873
Food Products — 2.0%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 79 72,271
4.63%, 11/15/28 ................. 109 92,709
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. 162 154,174
Kraft Heinz Foods Co., 5.50%, 06/01/50 ... 177 159,225
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 180 163,283
4.13%, 01/31/30 ................. 131 110,857
4.38%, 01/31/32 ................. 94 77,668
830,187
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 16 13,133
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 1.9%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. USD 124 $ 110,353
3.88%, 11/01/29 ................. 43 34,925
Embecta Corp., 6.75%, 02/15/30
(c)
...... 36 33,236
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 46 47,524
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 221 180,731
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 13 10,422
5.25%, 10/01/29 ................. 263 198,565
Teleflex, Inc.
4.63%, 11/15/27 ................. 3 2,702
4.25%, 06/01/28
(c)
................ 183 159,168
777,626
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(c)
26 23,726
AdaptHealth LLC, 6.13%, 08/01/28
(c)
..... 45 40,307
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
115 89,125
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 27 25,504
Centene Corp.
2.45%, 07/15/28 ................. 73 59,438
3.00%, 10/15/30 ................. 263 208,280
2.50%, 03/01/31 ................. 88 66,333
2.63%, 08/01/31 ................. 89 67,077
Community Health Systems, Inc.
(c)
6.00%, 01/15/29 ................. 147 108,043
5.25%, 05/15/30 ................. 15 10,444
Encompass Health Corp.
4.50%, 02/01/28 ................. 109 93,358
4.75%, 02/01/30 ................. 9 7,404
4.63%, 04/01/31 ................. 138 109,055
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 50 37,555
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 128 108,127
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 66 46,016
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 24 21,660
3.88%, 11/15/30 ................. 10 8,393
3.88%, 05/15/32 ................. 18 14,744
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 56 47,320
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... 8 7,040
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(c)
.................... 118 97,793
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 111 102,580
10.00%, 04/15/27 ................ 130 126,424
Tenet Healthcare Corp.
(c)
4.88%, 01/01/26 ................. 51 47,393
6.25%, 02/01/27 ................. 25 23,329
5.13%, 11/01/27 ................. 25 22,432
6.13%, 10/01/28 ................. 35 30,663
4.25%, 06/01/29 ................. 20 16,565
6.13%, 06/15/30 ................. 5 4,580
1,670,708
Hotels, Restaurants & Leisure — 4.9%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 20 17,404
4.38%, 01/15/28 ................. 82 71,053
4.00%, 10/15/30 ................. 20 15,752
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 110 92,151
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 163 157,091
8.13%, 07/01/27 ................. 241 230,176
4.63%, 10/15/29 ................. 159 121,489
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 92 88,771

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. USD 144 $ 125,757
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 95 91,383
Churchill Downs, Inc., 4.75%, 01/15/28
(c)
... 10 8,651
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 23 19,033
6.75%, 01/15/30 ................. 7 5,316
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 52 48,620
3.75%, 05/01/29
(c)
................ 66 54,502
4.88%, 01/15/30 ................. 111 96,570
4.00%, 05/01/31
(c)
................ 55 44,458
3.63%, 02/15/32
(c)
................ 18 13,786
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
67 46,193
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 186,169
MGM Resorts International, 5.75%, 06/15/25 90 86,010
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 53 43,660
Scientific Games International, Inc., 7.25%,
11/15/29
(c)
.................... 44 40,951
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
33 32,986
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 93 91,737
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 71 62,411
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(c)
65 52,533
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ 85 74,282
5.38%, 04/01/32 ................. 6 5,320
2,024,215
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(c)
25 18,151
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
.................... 97 71,806
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
68 61,637
KB Home, 7.25%, 07/15/30 ........... 15 13,613
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
71 42,068
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(c)
.................... 66 61,462
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 19 14,972
3.88%, 10/15/31 ................. 47 34,428
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 22 19,023
337,160
Household Products — 0.2%
(c)
Energizer Holdings, Inc.
6.50%, 12/31/27 ................. 28 24,855
4.75%, 06/15/28 ................. 12 9,508
Spectrum Brands, Inc., 5.00%, 10/01/29 ... 42 33,410
67,773
Independent Power and Renewable Electricity Producers — 1.8%
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 730 649,992
3.75%, 01/15/32 ................. 86 66,670
716,662
Insurance — 2.8%
(c)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 157 134,106
6.75%, 10/15/27 ................. 317 273,187
5.88%, 11/01/29 ................. 282 229,047
AmWINS Group, Inc., 4.88%, 06/30/29 .... 21 17,431
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 24 22,079
HUB International Ltd., 7.00%, 05/01/26 ... 113 107,171
NFP Corp.
4.88%, 08/15/28 ................. 120 102,398
6.88%, 08/15/28 ................. 294 229,320
Security
Par (000)
Par (000) Value
Insurance (continued)
7.50%, 10/01/30 ................. USD 24 $ 22,773
Ryan Specialty Group LLC, 4.38%, 02/01/30 32 27,140
1,164,652
Interactive Media & Services — 0.2%
Twitter, Inc.
(c)
3.88%, 12/15/27 ................. 55 51,575
5.00%, 03/01/30 ................. 39 37,374
88,949
Internet & Direct Marketing Retail — 0.3%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 49 34,560
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 77 62,977
Match Group Holdings II LLC, 3.63%, 10/01/31 22 16,610
114,147
IT Services — 2.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 57 48,586
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
96 81,840
Block, Inc., 3.50%, 06/01/31 .......... 322 249,652
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
93 79,567
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 57 50,969
3.63%, 06/15/29 ................. 38 31,635
3.75%, 10/01/30 ................. 45 36,839
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 60 52,200
6.00%, 02/15/28 ................. 75 58,137
Twilio, Inc., 3.88%, 03/15/31 .......... 170 133,445
822,870
Leisure Products — 0.3%
Mattel, Inc.
6.20%, 10/01/40 ................. 53 49,888
5.45%, 11/01/41 ................. 62 51,943
101,831
Life Sciences Tools & Services — 0.3%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 32 27,868
4.00%, 03/15/31 ................. 19 15,322
Syneos Health, Inc., 3.63%, 01/15/29 .... 111 88,387
131,577
Machinery — 0.7%
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
63 53,614
Terex Corp., 5.00%, 05/15/29
(c)
........ 63 54,069
Titan International, Inc., 7.00%, 04/30/28 .. 23 20,868
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 170,042
298,593
Media — 5.6%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 200 153,044
AMC Networks, Inc., 4.25%, 02/15/29 .... 39 28,835
Cable One, Inc.
1.13%, 03/15/28
(f)
................ 147 105,840
4.00%, 11/15/30
(c)
................ 218 169,693
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 55 42,117
5.50%, 04/01/63 ................. 55 41,553
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 160 135,158
7.75%, 04/15/28 ................. 156 117,780
7.50%, 06/01/29 ................. 165 119,625
CSC Holdings LLC, 4.13%, 12/01/30
(c)
.... 200 149,440
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 42 36,209
GCI LLC, 4.75%, 10/15/28
(c)
.......... 21 17,435
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(c)
.................... 200 150,613

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Liberty Broadband Corp., 2.75%, 09/30/50
(c)(f)
USD 184 $ 176,405
Outfront Media Capital LLC, 5.00%, 08/15/27
(c)
15 13,103
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 99 81,203
6.50%, 09/15/28 ................. 196 136,710
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 65 48,913
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 92 80,797
5.00%, 08/01/27 ................. 11 10,092
5.50%, 07/01/29 ................. 28 25,186
3.88%, 09/01/31 ................. 37 28,691
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 200 173,454
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ................. 36 33,974
7.38%, 06/30/30 ................. 48 45,806
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 32 25,920
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
.... 200 143,000
2,290,596
Metals & Mining — 4.2%
(c)
Big River Steel LLC, 6.63%, 01/31/29 .... 707 650,708
Constellium SE
5.63%, 06/15/28 ................. 250 205,039
3.75%, 04/15/29 ................. 250 182,520
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32 ..................... 121 103,969
Novelis Corp.
3.25%, 11/15/26 ................. 380 317,198
4.75%, 01/30/30 ................. 14 11,480
3.88%, 08/15/31 ................. 346 258,088
1,729,002
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(c)
.................... 18 15,345
Multiline Retail — 0.2%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 75 68,914
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Partners LP, 5.75%,
03/01/27
(c)
.................... 140 129,481
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 23 21,123
5.60%, 04/01/44 ................. 52 39,556
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 98 76,026
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 113 107,034
6.50%, 09/30/26 ................. 185 170,921
Occidental Petroleum Corp.
8.00%, 07/15/25 ................. 2 2,120
5.88%, 09/01/25 ................. 2 2,006
5.55%, 03/15/26 ................. 228 228,260
8.88%, 07/15/30 ................. 7 7,793
6.63%, 09/01/30 ................. 85 86,275
7.50%, 05/01/31 ................. 1 1,045
6.45%, 09/15/36 ................. 4 4,000
6.20%, 03/15/40 ................. 378 365,715
6.60%, 03/15/46 ................. 2 2,060
1,243,415
Personal Products — 0.0%
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 25 19,423
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.6%
(c)
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 ................. USD 80 $ 61,700
3.50%, 04/01/30 ................. 39 30,682
Organon & Co., 5.13%, 04/30/31 ....... 200 163,832
256,214
Professional Services — 0.7%
(c)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 25 22,427
4.00%, 04/15/29 ................. 73 61,510
CoreLogic, Inc., 4.50%, 05/01/28 ....... 48 32,640
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 89 73,425
Korn Ferry, 4.63%, 12/15/27 .......... 87 76,830
266,832
Real Estate Management & Development — 0.7%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 154 142,843
Howard Hughes Corp. (The)
5.38%, 08/01/28 ................. 65 53,950
4.38%, 02/01/31 ................. 44 31,605
Realogy Group LLC, 5.75%, 01/15/29 .... 93 67,076
295,474
Road & Rail — 1.1%
(c)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 24,371
5.00%, 12/01/29 ................. 24 17,850
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 40,007
Uber Technologies, Inc.
7.50%, 09/15/27 ................. 146 143,080
6.25%, 01/15/28 ................. 11 10,230
4.50%, 08/15/29 ................. 186 156,356
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... 76 66,496
458,390
Semiconductors & Semiconductor Equipment — 0.9%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 265 233,419
Entegris, Inc.
4.38%, 04/15/28 ................. 44 37,304
3.63%, 05/01/29 ................. 20 15,827
Synaptics, Inc., 4.00%, 06/15/29 ........ 75 60,379
346,929
Software — 6.3%
(c)
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 160 126,491
Boxer Parent Co., Inc., 7.13%, 10/02/25 ... 53 51,944
Camelot Finance SA, 4.50%, 11/01/26 .... 24 21,715
Central Parent, Inc., 7.25%, 06/15/29 ..... 112 106,478
Change Healthcare Holdings LLC, 5.75%,
03/01/25 ..................... 42 41,746
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. 352 290,330
4.88%, 07/01/29 ................. 193 151,119
Condor Merger Sub, Inc., 7.38%, 02/15/30 . 239 195,398
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 17 14,980
6.50%, 10/15/28 ................. 15 12,733
Elastic NV, 4.13%, 07/15/29 .......... 151 119,266
Fair Isaac Corp., 4.00%, 06/15/28 ....... 119 101,398
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 65 53,557
NCR Corp., 6.13%, 09/01/29 .......... 45 38,746
NortonLifeLock, Inc.
6.75%, 09/30/27 ................. 68 65,248
7.13%, 09/30/30 ................. 68 65,770
Open Text Corp.
3.88%, 02/15/28 ................. 88 72,778

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
3.88%, 12/01/29 ................. USD 106 $ 81,644
Open Text Holdings, Inc., 4.13%, 02/15/30 . 28 22,361
Picard Midco, Inc., 6.50%, 03/31/29 ...... 589 497,528
PTC, Inc.
3.63%, 02/15/25 ................. 49 45,645
4.00%, 02/15/28 ................. 75 65,594
SS&C Technologies, Inc., 5.50%, 09/30/27 . 98 89,395
Veritas US, Inc., 7.50%, 09/01/25 ....... 82 62,799
ZoomInfo Technologies LLC, 3.88%, 02/01/29 244 199,089
2,593,752
Specialty Retail — 1.8%
(c)
Arko Corp., 5.13%, 11/15/29 .......... 49 38,220
Asbury Automotive Group, Inc., 5.00%,
02/15/32 ..................... 40 30,802
Carvana Co.
5.50%, 04/15/27 ................. 18 9,810
4.88%, 09/01/29 ................. 29 14,138
Group 1 Automotive, Inc., 4.00%, 08/15/28 . 48 38,650
GYP Holdings III Corp., 4.63%, 05/01/29 ... 98 74,544
LBM Acquisition LLC, 6.25%, 01/15/29 .... 23 15,582
Lithia Motors, Inc., 3.88%, 06/01/29 ...... 43 34,508
PetSmart, Inc., 7.75%, 02/15/29 ........ 250 223,485
Sonic Automotive, Inc., 4.63%, 11/15/29 ... 18 14,130
Specialty Building Products Holdings LLC,
6.38%, 09/30/26 ................ 14 11,584
SRS Distribution, Inc.
4.63%, 07/01/28 ................. 100 85,899
6.13%, 07/01/29 ................. 90 72,279
6.00%, 12/01/29 ................. 103 82,145
745,776
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 2 1,303
Textiles, Apparel & Luxury Goods — 0.6%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 61 46,432
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 23,902
Levi Strauss & Co., 3.50%, 03/01/31 ..... 132 102,960
William Carter Co. (The), 5.63%, 03/15/27 .. 94 87,884
261,178
Thrifts & Mortgage Finance — 0.5%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 65 62,120
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 82,191
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 27 23,051
5.75%, 11/15/31 ................. 23 16,868
184,230
Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
25 20,248
Boise Cascade Co., 4.88%, 07/01/30
(c)
.... 61 50,672
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 30 21,895
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 62 55,800
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 107 90,270
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 66 59,732
WESCO Distribution, Inc., 7.25%, 06/15/28
(c)
226 221,356
519,973
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 1.3%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... USD 333 $ 291,226
Vmed O2 UK Financing I plc, 4.75%, 07/15/31 296 228,363
519,589
Total Corporate Bonds — 86.1%
(Cost: $41,879,501) .............................. 35,212,066
Floating Rate Loan Interests
Airlines — 0.0%
(d)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.46%
,
 04/20/28 5 5,222
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.78%
,
 06/21/27 8 7,754
12,976
Auto Components — 0.4%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 04/30/26
(d)
188 177,326
Chemicals — 0.1%
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 7.44%
,
 09/22/28
(d)
32 29,451
Commercial Services & Supplies — 0.4%
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
7.37%
,
 12/15/28
(d)
................ 173 147,318
Communications Equipment — 0.0%
Viasat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.65%
,
 03/02/29
(d)
.......... 24 21,043
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (SOFR 1 Month + 4.18%),
7.31%
,
 04/13/29
(d)
................ 27 25,365
Diversified Consumer Services — 0.1%
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 12/10/29
(d)
................ 29 25,103
Diversified Telecommunication Services — 2.0%
(d)
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 6.91%
,
 08/14/26
(g)
... 188 170,131
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.07%
,
 11/30/27 . 99 94,600
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
7.44%
,
 05/01/28 ................. 197 183,175
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 09/25/26 .... 202 186,856
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 03/09/27 217 180,681
815,443
Food Products — 0.0%
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 6.62%
,
 10/25/27
(d)
.... 7 5,980
Health Care Technology — 0.8%
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 7.12%
,
 08/27/25
(d)
338 327,036

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.6%
(d)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 07/21/25 ................. USD 85 $ 83,350
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 7.03%
,
 01/27/29 173 160,058
243,408
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 10/06/28
(d)
................ 73 56,510
Insurance — 0.9%
(d)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/09/25 ................. 100 95,384
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
6.49%
,
 11/05/27 ................. 23 21,676
AssuredPartners, Inc., Term Loan, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 02/12/27 .... 99 93,319
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 5.98%
,
 04/25/25 148 142,469
352,848
Media — 1.2%
(d)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.31%
,
 08/21/26 ................. 343 305,306
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 8.12%
,
 08/02/27 182 168,956
474,262
Professional Services — 0.3%
(d)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.33%
,
 02/06/26 ................. 89 85,983
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 6.28%
,
 01/18/29 43 41,192
127,175
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 02/25/27
(d)
99 96,009
Software — 2.3%
(d)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(h)
................. 50 44,464
Athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 6.58%
,
 02/15/29 ..... 293 261,683
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
8.62%
,
 02/27/26 ................. 96 88,800
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/02/25 158 149,614
Central Parent, Inc., 1st Lien Term Loan,
(SOFR 3 Month + 4.50%), 8.11%
,
 07/06/29 36 34,613
Security
Par (000)
Par (000) Value
Software (continued)
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 3.75%), 6.87%
,
 03/01/29 .......... USD 91 $ 83,107
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/17/27 .... 9 7,846
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/17/27 .... 14 12,509
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 04/16/25 ................. 98 95,378
TIBCO Software, Inc., Term Loan B, (SOFR 1
Month + 4.50%), 8.15%
,
 03/30/29 ..... 182 163,085
941,099
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 7.20% - 7.73%
,
 02/20/29
(d)
..... 129 120,946
Trading Companies & Distributors — 0.3%
SRS Distribution, Inc., Term Loan
(d)
(SOFR 3 Month + 3.50%), 6.18%, 06/02/28 37 33,625
(LIBOR USD 3 Month + 3.50%),
6.31%, 06/02/28 ............... 100 92,074
125,699
Total Floating Rate Loan Interests — 10.1%
(Cost: $4,444,960) .............................. 4,124,997
Preferred Securities
Capital Trusts — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(d)(i)
..................... 57 49,762
Total Preferred Securities — 0.1%
(Cost: $57,000) ................................ 49,762
Total Long-Term Investments — 96.9%
(Cost: $46,769,786) .............................. 39,638,779
Shares
Shares
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(j)(k)
.................. 1,002,589 1,002,589
Total Short-Term Securities — 2.4%
(Cost: $1,002,589) .............................. 1,002,589
Total Investments — 99.3%
(Cost: $47,772,375 ) .............................. 40,641,368
Other Assets Less Liabilities — 0.7% ................... 281,139
Net Assets — 100.0% ..............................
$ 40,922,507
(a)
Non-income producing security.
(b)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Convertible security.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(continued)
September 30, 2022
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Perpetual security with no stated maturity date.
(j)
Annualized 7-day yield as of period end.
(k)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 3,166,439 $ — $ (2,163,850)
(a)
$ — $ — $ 1,002,589 1,002,589 $ 6,113 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 2 12/20/22 $ 224 $ 10,904
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 10,904 $ — $ 10,904
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 22,977 $ — $ 16,535 $ — $ 39,512
Options purchased
(a)
.................... — — 3,952 — — — 3,952
Options written ........................ — — 784 — — — 784
$ — $ — $ 27,713 $ — $ 16,535 $ — $ 44,248
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 10,904 $ — $ 10,904
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 176,578
Options
Average value of option contracts purchased ................................................................................ $ 1,110
Average value of option contracts written ................................................................................... $ 337

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 251,954 $ — $ — $ 251,954
Corporate Bonds ........................................ — 35,212,066 — 35,212,066
Floating Rate Loan Interests
Airlines .............................................. — 12,976 — 12,976
Auto Components ...................................... — 177,326 — 177,326
Chemicals ............................................ — 29,451 — 29,451
Commercial Services & Supplies ............................. — 147,318 — 147,318
Communications Equipment ................................ — 21,043 — 21,043
Containers & Packaging .................................. — 25,365 — 25,365
Diversified Consumer Services .............................. — 25,103 — 25,103
Diversified Telecommunication Services ........................ — 645,312 170,131 815,443
Food Products ......................................... — 5,980 — 5,980
Health Care Technology .................................. — 327,036 — 327,036
Hotels, Restaurants & Leisure .............................. — 243,408 — 243,408
Household Durables ..................................... — 56,510 — 56,510
Insurance ............................................ — 352,848 — 352,848
Media ............................................... — 474,262 — 474,262
Professional Services .................................... — 127,175 — 127,175
Road & Rail ........................................... — 96,009 — 96,009
Software ............................................. — 941,099 — 941,099
Textiles, Apparel & Luxury Goods ............................ — 120,946 — 120,946
Trading Companies & Distributors ............................ — 125,699 — 125,699
Preferred Securities ....................................... — 49,762 — 49,762
Short-Term Securities
Money Market Funds ...................................... 1,002,589 — — 1,002,589
$ 1,254,543 $ 39,216,694 $ 170,131 $ 40,641,368
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 10,904 $ — $ — $ 10,904
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
3.78%, 04/20/33
(a)(b)
............... USD 250 $ 242,425
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 3.83%,
04/20/32
(a)(b)
.................... 250 243,600
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class A, (LIBOR USD 3 Month +
1.05%), 3.84%, 01/28/31
(a)(b)
......... 249 244,456
Arbor Realty Commercial Real Estate Notes
Ltd., Series 2022-FL2, Class A, (1 Month
CME Term SOFR + 1.85%), 4.70%,
05/15/37
(a)(b)
.................... 100 97,846
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 3.94%,
10/25/34
(a)(b)
.................... 250 240,568
BA Credit Card Trust, Series 2022-A1, Class
A1, 3.53%, 11/15/27 ............... 59 57,231
Barings CLO Ltd., Series 2019-3A, Class A1R,
(LIBOR USD 3 Month + 1.07%), 3.78%,
04/20/31
(a)(b)
.................... 250 243,655
BDS Ltd., Series 2021-FL10, Class A, (LIBOR
USD 1 Month + 1.35%), 4.34%, 12/16/36
(a)(b)
80 77,800
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1R, (3 Month CME Term SOFR +
1.30%), 3.78%, 01/17/35
(a)(b)
......... 250 238,615
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (LIBOR USD 3 Month + 1.08%),
3.59%, 07/15/31
(a)(b)
............... 250 242,724
BMW Vehicle Owner Trust, Series 2022-A,
Class A3, 3.21%, 08/25/26 .......... 207 201,435
Capital One Multi-Asset Execution Trust, Series
2022-A2, Class A, 3.49%, 05/15/27 ..... 39 37,812
CIFC Funding Ltd., Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.14%), 3.65%,
07/15/34
(a)(b)
.................... 250 239,346
College Avenue Student Loans LLC, Series
2021-C, Class A1, (LIBOR USD 1 Month +
0.90%), 3.98%, 07/26/55
(a)(b)
......... 89 85,813
Ford Credit Auto Owner Trust, Series 2022-B,
Class A4, 3.93%, 08/15/27 .......... 44 42,995
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 Day
Average + 1.90%), 4.18%, 01/19/39 .. 100 97,670
Series 2022-FL5, Class A, (1 Month CME
Term SOFR + 2.30%), 5.32%, 06/19/37 100 98,257
Series 2022-FL6, Class A, (1 Month CME
Term SOFR + 2.58%), 4.58%, 08/17/37 100 98,964
GM Financial Consumer Automobile
Receivables Trust, Series 2022-3, Class A3,
3.64%, 04/16/27 ................. 154 150,609
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 168 137,599
Series 2021-5CS, Class A, 2.31%, 10/20/48 86 71,184
Series 2022-1GS, Class A, 2.70%, 01/20/49 47 39,215
Series 2022-2CS, Class A, 4.00%, 04/20/49 24 22,037
Series 2022-3CS, Class A, 4.95%, 07/20/49 57 54,810
Hyundai Auto Receivables Trust, Series 2022-
B, Class A3, 3.72%, 11/16/26 ......... 55 53,942
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... 141 115,601
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 3.58%, 07/15/33
(a)(b)
........ 250 242,144
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MF1 Ltd., Series 2022-FL8, Class A, (SOFR 30
Day Average + 1.35%), 3.63%, 02/19/37
(a)(b)
USD 100 $ 96,879
Mosaic Solar Loan Trust
(b)
Series 2021-1A, Class A, 1.51%, 12/20/46 101 79,057
Series 2022-1A, Class A, 2.64%, 01/20/53 93 80,872
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
.......... 25 24,598
Navient Private Education Refi Loan Trust
(b)
Series 2021-CA, Class A, 1.06%, 10/15/69 135 115,803
Series 2021-GA, Class A, 1.58%, 04/15/70 106 91,485
Series 2022-A, Class A, 2.23%, 07/15/70 . 138 121,963
Series 2022-BA, Class A, 4.16%, 10/15/70 121 116,589
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 118 106,481
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 3.66%, 10/18/30
(a)(b)
... 250 244,821
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.13%, 05/14/35
(b)
... 120 113,980
Oportun Issuance Trust, Series 2021-C, Class
A, 2.18%, 10/08/31
(b)
.............. 100 88,264
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (LIBOR USD 3 Month +
1.00%), 3.74%, 10/17/31
(a)(b)
......... 250 243,118
PFS Financing Corp., Series 2022-D, Class A,
4.27%, 08/15/27
(b)
................ 140 135,583
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 4.33%,
07/25/51
(a)(b)
.................... 132 128,914
Romark CLO II Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 3.96%,
07/25/31
(a)(b)
.................... 250 243,386
SMB Private Education Loan Trust
(b)
Series 2022-B, Class A1B, (SOFR 30 Day
Average + 1.45%), 3.74%, 02/16/55
(a)
. 190 187,227
Series 2022-C, Class A1A, 4.48%, 05/16/50 100 95,838
Series 2022-C, Class A1B, (SOFR 30 Day
Average + 1.85%), 0.88%, 05/16/50
(a)
. 100 99,703
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 178 172,727
Series 2019-B, Class A2FX, 3.09%,
08/17/48 .................... 43 40,485
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 73 68,300
Series 2021-B, Class AFX, 1.14%, 02/15/47 127 106,987
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
.......... 95 84,047
Total Asset-Backed Securities — 14.3%
(Cost: $6,957,407) .............................. 6,605,460
Corporate Bonds
Aerospace & Defense — 0.2%
(b)
Bombardier, Inc., 7.13%, 06/15/26 ...... 18 16,509
Maxar Technologies, Inc., 7.75%, 06/15/27 . 2 1,880
TransDigm, Inc.
8.00%, 12/15/25 ................. 9 9,128
6.25%, 03/15/26 ................. 65 63,050
Triumph Group, Inc., 8.88%, 06/01/24 .... 13 12,842
103,409

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Airlines — 0.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ USD 13 $ 13,576
5.50%, 04/20/26 ................. 40 37,567
United Airlines, Inc., 4.38%, 04/15/26 ..... 40 35,700
86,843
Auto Components — 0.1%
Clarios Global LP, 6.25%, 05/15/26
(b)
..... 65 62,075
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 8 8,300
70,375
Banks — 9.2%
Banco Bilbao Vizcaya Argentaria SA, 0.38%,
10/02/24
(c)
.................... EUR 100 92,231
Banco Santander SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
0.90%), 1.72%, 09/14/27
(a)
.......... USD 200 165,455
Bank of America Corp.
(a)
(SOFR 6 Month + 1.46%), 1.49%, 05/19/24 100 97,538
(SOFR 6 Month + 0.91%), 0.98%, 09/25/25 200 181,967
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 .................... 200 187,257
(SOFR 6 Month + 0.65%), 1.53%, 12/06/25 240 219,529
Bank of Montreal, Series H, 4.25%, 09/14/24 85 83,620
Bank of Nova Scotia (The), 0.65%, 07/31/24 250 230,876
Barclays plc, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 2.65%),
5.50%, 08/09/28
(a)
............... 200 187,487
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%, 10/14/27
(a)(c)
......... EUR 100 83,702
CaixaBank SA, (EURIBOR 3 Month + 0.85%),
0.38%, 11/18/26
(a)(c)
.............. 100 85,603
Citigroup, Inc.
(a)
(SOFR 6 Month + 0.53%), 1.28%, 11/03/25 USD 35 31,972
(SOFR 6 Month + 1.53%), 3.29%, 03/17/26 150 141,617
(SOFR 6 Month + 1.55%), 5.61%, 09/29/26 110 109,393
(SOFR 6 Month + 0.77%), 1.46%, 06/09/27 60 51,084
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
1.35%), 1.62%, 09/11/26
(a)(b)
......... 200 173,085
Fifth Third Bancorp, (SOFR 6 Month + 0.69%),
1.71%, 11/01/27
(a)
............... 100 86,514
HSBC Holdings plc
(a)
(SOFR 6 Month + 0.58%), 1.16%, 11/22/24 200 188,993
(SOFR 6 Month + 1.40%), 2.63%, 11/07/25 200 185,691
Huntington Bancshares, Inc., (SOFR 6 Month +
1.97%), 4.44%, 08/04/28
(a)
.......... 50 47,211
Intesa Sanpaolo SpA, 1.50%, 04/10/24
(c)
... EUR 100 95,337
JPMorgan Chase & Co.
(a)
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24 .................... USD 49 48,330
(SOFR 6 Month + 0.49%), 0.77%, 08/09/25 200 183,348
(SOFR 6 Month + 1.85%), 2.08%, 04/22/26 102 92,931
Lloyds Banking Group plc, (EUR Swap Annual
1 Year + 0.85%), 0.50%, 11/12/25
(a)(c)
... EUR 100 90,853
Mitsubishi UFJ Financial Group, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.70%), 4.79%, 07/18/25
(a)
USD 285 281,257
NatWest Group plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
2.15%), 2.36%, 05/22/24
(a)
.......... 200 195,302
Societe Generale SA, (EURIBOR 3 Month +
1.28%), 0.88%, 09/22/28
(a)(c)
......... EUR 100 81,921
Swedbank AB, 1.54%, 11/16/26
(b)
....... USD 200 173,690
Security
Par (000)
Par (000) Value
Banks (continued)
Toronto-Dominion Bank (The)
(SOFR 3 Month + 0.24%), 3.24%,
01/06/23
(a)
................... USD 100 $ 99,897
1.25%, 12/13/24 ................. 150 138,394
Truist Financial Corp., (SOFR 6 Month +
0.61%), 1.27%, 03/02/27
(a)
.......... 150 130,392
4,242,477
Biotechnology — 0.2%
AbbVie, Inc., 1.25%, 06/01/24 ......... EUR 100 94,879
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... USD 8 7,357
Carrier Global Corp., 2.24%, 02/15/25 .... 36 33,639
Standard Industries, Inc., 4.75%, 01/15/28
(b)
20 16,898
57,894
Capital Markets — 3.9%
Bank of New York Mellon Corp. (The), Series J,
0.85%, 10/25/24 ................ 310 286,273
Blackstone Private Credit Fund
3.25%, 03/15/27 ................. 100 82,785
4.00%, 01/15/29 ................. 40 32,042
Credit Suisse Group AG, (EUR Swap Annual 1
Year + 0.77%), 0.65%, 01/14/28
(a)(c)
.... EUR 100 78,080
Deutsche Bank AG
(a)
(SOFR 6 Month + 1.13%), 1.45%, 04/01/25 USD 150 138,002
(EURIBOR 3 Month + 1.38%), 1.88%,
02/23/28
(c)
................... EUR 200 166,683
Goldman Sachs Group, Inc. (The)
(a)
(SOFR 6 Month + 1.51%), 4.39%, 06/15/27 USD 155 147,657
(SOFR 6 Month + 1.11%), 2.64%, 02/24/28 95 82,426
Intercontinental Exchange, Inc., 4.00%,
09/15/27 ..................... 70 66,446
Morgan Stanley
(a)
(SOFR 6 Month + 0.47%), 0.56%, 11/10/23 200 198,903
(SOFR 6 Month + 0.56%), 1.16%, 10/21/25 275 250,630
(EURIBOR 3 Month + 0.83%), 1.34%,
10/23/26 .................... EUR 100 90,352
MSCI, Inc., 3.63%, 09/01/30
(b)
......... USD 7 5,760
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(a)(b)
.............. 200 168,016
1,794,055
Chemicals — 1.0%
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 45 36,234
HB Fuller Co., 4.00%, 02/15/27 ........ 13 11,752
International Flavors & Fragrances, Inc.
1.23%, 10/01/25
(b)
................ 318 278,673
1.80%, 09/25/26 ................. EUR 100 89,937
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 9 7,833
Sherwin-Williams Co. (The), 4.25%, 08/08/25 30 29,282
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
13 9,750
463,461
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
8 6,640
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
21 18,716
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 8 7,473
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.. 15 13,361
Garda World Security Corp., 4.63%, 02/15/27
(b)
5 4,287
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 ................. 14 13,038
4.00%, 08/01/28 ................. 7 5,834
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 6 5,138

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Nielsen Finance LLC, 5.63%, 10/01/28
(b)
... USD 20 $ 19,851
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
.................... 12 10,240
Republic Services, Inc., 3.38%, 11/15/27 ... 150 137,172
241,750
Communications Equipment — 0.1%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 5 2,487
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 8 7,108
CommScope, Inc., 6.00%, 03/01/26
(b)
..... 19 17,494
Nokia OYJ, 4.38%, 06/12/27 .......... 8 7,210
Viasat, Inc., 5.63%, 04/15/27
(b)
......... 15 12,479
46,778
Consumer Finance — 1.0%
American Express Co., 2.55%, 03/04/27 ... 190 169,235
General Motors Financial Co., Inc., 3.50%,
11/07/24 ..................... 100 95,794
OneMain Finance Corp.
6.88%, 03/15/25 ................. 2 1,880
7.13%, 03/15/26 ................. 12 10,817
SLM Corp., 3.13%, 11/02/26 .......... 7 5,794
Synchrony Financial
4.88%, 06/13/25 ................. 125 120,588
4.50%, 07/23/25 ................. 75 71,531
475,639
Containers & Packaging — 0.3%
Ball Corp., 4.88%, 03/15/26 .......... 72 68,307
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 7 6,370
Crown Americas LLC, 4.25%, 09/30/26 ... 30 27,176
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 13 11,054
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 20 17,307
130,214
Diversified Financial Services — 0.1%
(b)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 14 11,556
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 2 1,915
7.38%, 09/01/25 ................. 5 4,478
Shift4 Payments LLC, 4.63%, 11/01/26 .... 15 13,678
31,627
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 1.80%, 09/05/26 .......... EUR 100 91,331
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 15 13,538
5.00%, 02/01/28 ................. 19 16,383
6.38%, 09/01/29 ................. 12 11,017
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 13 9,717
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 17 15,236
5.00%, 05/01/28 ................. 5 4,291
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 1 838
4.63%, 09/15/27 ................. 4 3,310
4.25%, 07/01/28 ................. 22 17,160
Lumen Technologies, Inc.
(b)
5.13%, 12/15/26 ................. 54 46,462
4.00%, 02/15/27 ................. 11 9,238
4.50%, 01/15/29 ................. 4 2,810
Switch Ltd., 3.75%, 09/15/28
(b)
......... 21 20,869
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
0.85%, 11/20/25 ................. USD 200 $ 175,304
2.10%, 03/22/28 ................. 195 164,621
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 45,740
647,865
Electric Utilities — 1.4%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(c)
.................... EUR 100 89,399
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... USD 200 168,965
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. 50 49,373
1.88%, 01/15/27 ................. 180 156,202
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 13 12,449
NRG Energy, Inc.
5.75%, 01/15/28 ................. 29 26,763
5.25%, 06/15/29
(b)
................ 2 1,750
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 66 57,219
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 100 95,995
658,115
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV, 5.00%, 10/01/25 . 15 14,311
Vertiv Group Corp., 4.13%, 11/15/28 ..... 18 14,490
28,801
Energy Equipment & Services — 0.0%
Halliburton Co., 3.80%, 11/15/25 ....... 20 19,262
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 7 5,215
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 2 1,924
4.75%, 10/15/27 ................. 13 11,286
3.75%, 01/15/28 ................. 23 19,493
WMG Acquisition Corp., 3.88%, 07/15/30 .. 7 5,735
43,653
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.
1.60%, 04/15/26 ................. 330 287,645
0.45%, 01/15/27 ................. EUR 100 83,011
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 6 4,920
Crown Castle, Inc.
3.15%, 07/15/23 ................. 350 345,268
3.20%, 09/01/24 ................. 50 48,374
1.35%, 07/15/25 ................. 70 62,818
1.05%, 07/15/26 ................. 115 97,140
Equinix, Inc., 0.25%, 03/15/27 ......... EUR 100 82,537
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... USD 13 10,432
Healthpeak Properties, Inc., 1.35%, 02/01/27 100 84,683
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... 20 17,200
SBA Communications Corp., 3.88%, 02/15/27 17 15,077
1,139,105
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 6 5,270
5.88%, 02/15/28 ................. 34 31,365
United Natural Foods, Inc., 6.75%, 10/15/28 6 5,488
US Foods, Inc.
6.25%, 04/15/25 ................. 13 12,770

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
4.75%, 02/15/29 ................. USD 2 $ 1,712
56,605
Food Products — 0.1%
(b)
Chobani LLC, 4.63%, 11/15/28 ......... 14 11,908
Darling Ingredients, Inc., 5.25%, 04/15/27 .. 15 14,147
Lamb Weston Holdings, Inc., 4.88%, 05/15/28 37 33,564
59,619
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 26 23,138
Hologic, Inc.
(b)
4.63%, 02/01/28 ................. 15 13,837
3.25%, 02/15/29 ................. 7 5,725
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 7 5,612
Teleflex, Inc.
4.63%, 11/15/27 ................. 2 1,802
4.25%, 06/01/28
(b)
................ 12 10,437
60,551
Health Care Providers & Services — 0.7%
Centene Corp., 2.45%, 07/15/28 ........ 69 56,181
Community Health Systems, Inc., 8.00%,
03/15/26
(b)
.................... 3 2,597
CVS Health Corp., 2.63%, 08/15/24 ...... 50 47,964
Encompass Health Corp., 4.50%, 02/01/28 . 34 29,121
Fresenius SE & Co. KGaA, 0.75%, 01/15/28
(c)
EUR 100 83,121
HCA, Inc., 5.25%, 04/15/25 ........... USD 50 48,976
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 19,855
Tenet Healthcare Corp.
(b)
6.25%, 02/01/27 ................. 2 1,866
5.13%, 11/01/27 ................. 54 48,454
338,135
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88%, 01/15/28 ................. 8 6,962
4.38%, 01/15/28 ................. 35 30,327
Cedar Fair LP, 5.50%, 05/01/25 ........ 9 8,657
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 ................. 58 54,230
3.75%, 05/01/29 ................. 2 1,652
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 6 5,997
Vail Resorts, Inc., 6.25%, 05/15/25 ...... 9 8,878
116,703
Household Durables — 0.0%
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 12 9,456
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 90 80,136
Insurance — 0.6%
(b)
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27 ..................... 79 67,480
AmWINS Group, Inc., 4.88%, 06/30/29 .... 3 2,490
Metropolitan Life Global Funding I, 2.80%,
03/21/25 ..................... 170 161,013
NFP Corp., 4.88%, 08/15/28 .......... 58 49,492
280,475
Interactive Media & Services — 0.0%
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 15 14,066
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.5%
eBay, Inc., 2.75%, 01/30/23 .......... USD 225 $ 223,634
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... 8 6,543
Match Group Holdings II LLC, 4.63%,
06/01/28
(b)
.................... 19 16,601
246,778
IT Services — 0.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
15 12,788
Block, Inc., 2.75%, 06/01/26 .......... 21 18,049
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
9 7,742
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 23,249
International Business Machines Corp., 0.95%,
05/23/25 ..................... EUR 100 92,670
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... USD 32 27,840
PayPal Holdings, Inc.
2.65%, 10/01/26 ................. 110 100,952
3.90%, 06/01/27 ................. 70 67,067
Twilio, Inc., 3.63%, 03/15/29 .......... 23 18,573
368,930
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 32 27,868
Danaher Corp., 2.10%, 09/30/26 ....... EUR 100 93,246
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... USD 19 15,129
136,243
Machinery — 0.0%
(b)
Mueller Water Products, Inc., 4.00%, 06/15/29 8 6,808
Wabash National Corp., 4.50%, 10/15/28 .. 10 7,752
14,560
Media — 0.3%
(b)
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27 ..................... 55 46,461
Directv Financing LLC, 5.88%, 08/15/27 ... 12 10,345
GCI LLC, 4.75%, 10/15/28 ........... 2 1,661
Outfront Media Capital LLC, 5.00%, 08/15/27 2 1,747
Radiate Holdco LLC, 4.50%, 09/15/26 .... 18 14,764
Sirius XM Radio, Inc.
5.00%, 08/01/27 ................. 2 1,835
4.00%, 07/15/28 ................. 49 41,678
118,491
Metals & Mining — 0.6%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 56,143
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 32 26,712
3.88%, 08/15/31 ................. 21 15,664
Nucor Corp., 4.30%, 05/23/27 ......... 120 114,877
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 46,226
259,622
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 2 1,965
4.38%, 01/15/27 ................. 6 5,115
7,080
Multi-Utilities — 0.5%
E.ON SE, 0.88%, 01/08/25
(c)
.......... EUR 30 27,862
Engie SA, 1.75%, 03/27/28
(c)
.......... 100 88,617
Sempra Energy, 3.30%, 04/01/25 ....... USD 50 47,586
Veolia Environnement SA, 0.00%, 01/14/27
(c)
EUR 100 84,673
248,738
Oil, Gas & Consumable Fuels — 0.2%
Eni SpA, 1.00%, 03/14/25
(c)
........... 100 93,186

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
.................... USD 33 $ 29,435
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 9,868
CoreLogic, Inc., 4.50%, 05/01/28 ....... 9 6,120
15,988
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 16 14,841
Howard Hughes Corp. (The), 5.38%, 08/01/28 19 15,770
Realogy Group LLC, 5.75%, 01/15/29 .... 11 7,934
38,545
Road & Rail — 0.3%
Ryder System, Inc., 3.75%, 06/09/23 ..... 110 109,271
Uber Technologies, Inc.
(b)
8.00%, 11/01/26 ................. 6 5,991
6.25%, 01/15/28 ................. 25 23,250
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 14 12,249
150,761
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom Corp., 3.13%, 01/15/25 ...... 5 4,797
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 15 13,212
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 5 4,239
NXP BV
4.88%, 03/01/24 ................. 150 148,572
2.70%, 05/01/25 ................. 330 305,312
3.88%, 06/18/26 ................. 70 65,450
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 7 5,636
547,218
Software — 1.8%
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 6 5,704
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 41 33,817
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 13 11,456
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 10,225
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 7 5,768
NortonLifeLock, Inc., 6.75%, 09/30/27
(b)
... 10 9,595
Open Text Corp., 3.88%, 02/15/28
(b)
..... 24 19,848
Oracle Corp.
2.50%, 10/15/22 ................. 147 146,918
1.65%, 03/25/26 ................. 185 162,097
Picard Midco, Inc., 6.50%, 03/31/29
(b)
..... 40 33,788
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 19 16,617
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
25 22,805
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 2 1,532
VMware, Inc.
0.60%, 08/15/23 ................. 120 115,532
1.40%, 08/15/26 ................. 155 132,559
Workday, Inc., 3.50%, 04/01/27 ........ 80 73,999
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
18 14,687
816,947
Specialty Retail — 0.7%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
6 4,831
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 50,847
Lowe's Cos., Inc.
3.35%, 04/01/27 ................. 60 55,568
3.10%, 05/03/27 ................. 180 165,064
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 36,078
312,388
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... USD 17 $ 13,515
William Carter Co. (The), 5.63%, 03/15/27 .. 14 13,089
26,604
Thrifts & Mortgage Finance — 0.0%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 12,424
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 8,934
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 3 2,561
23,919
Trading Companies & Distributors — 0.5%
Air Lease Corp., 1.88%, 08/15/26 ....... 35 29,662
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
150 121,479
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 14 12,600
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 8 6,749
United Rentals North America, Inc., 4.88%,
01/15/28 ..................... 21 19,254
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 23,507
213,251
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., 3.20%,
03/15/27
(b)
.................... 145 132,438
Sprint Corp., 7.63%, 03/01/26 ......... 38 39,305
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 88 77,238
2.25%, 02/15/26 ................. 23 20,580
269,561
Total Corporate Bonds — 33.1%
(Cost: $17,243,018) .............................. 15,330,193
Foreign Agency Obligations
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(c)
. EUR 100 89,404
Germany — 0.7%
(c)
Kreditanstalt fuer Wiederaufbau, 0.00%
,
09/15/28 ...................... 200 168,139
Landwirtschaftliche Rentenbank, 0.00%
,
09/22/27 ...................... 200 171,258
339,397
Supranational — 4.2%
Asian Development Bank, 0.35%
,
07/16/25 . 400 367,087
European Bank for Reconstruction &
Development, 0.00%
,
01/10/24 ....... 500 474,653
European Investment Bank
(c)
0.50%, 11/15/23 ................. 400 385,143
1.25%, 11/13/26 ................. 270 250,476
Nordic Investment Bank, 0.13%
,
06/10/24
(c)
. 500 470,081
1,947,440
Total Foreign Agency Obligations — 5.1%
(Cost: $2,852,702) .............................. 2,376,241
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
(a)(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67 .......... USD 46 41,044
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67 .......... 94 86,043
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66 ................. 87 73,069
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66 ..... 85 73,718

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66 ................. USD 73 $ 65,168
MFA Trust, Series 2021-INV2, Class A1, 1.91%,
11/25/56 ....................... 184 158,664
PRKCM Trust, Series 2021-AFC2, Class A1,
2.07%, 11/25/56 ................. 105 86,646
RCKT Mortgage Trust, Series 2022-4, Class
A2, 3.50%, 06/25/52 .............. 98 84,147
668,499
Commercial Mortgage-Backed Securities — 5.7%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
150 141,355
245 Park Avenue Trust, Series 2017-245P,
Class A, 3.51%, 06/05/37
(b)
.......... 140 124,661
AREIT LLC, Series 2022-CRE7, Class A, (1
Month CME Term SOFR + 2.24%), 5.26%,
06/17/39
(a)(b)
.................... 100 98,752
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 200 186,625
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class A3, 2.68%, 10/10/49 97 87,553
Series 2018-C5, Class A4, 4.23%,
06/10/51
(a)
................... 150 141,611
Commercial Mortgage Trust
Series 2013-CR10, Class A4, 4.21%,
08/10/46
(a)
................... 175 173,780
Series 2015-CR22, Class A5, 3.31%,
03/10/48 .................... 200 190,765
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 189,947
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 115,226
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (LIBOR USD 1
Month + 0.76%), 3.58%, 06/15/38
(a)
.. 200 192,961
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 86,441
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.29%, 08/15/34
(a)(b)
............. 250 235,276
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 135 132,645
Series 2015-C20, Class A4, 3.25%,
02/15/48 .................... 180 171,893
Ready Capital Mortgage Financing LLC, Series
2022-FL8, Class A, (SOFR 30 Day Average
+ 1.65%), 3.95%, 01/25/37
(a)(b)
........ 60 58,200
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 100 80,130
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1 Month CME
Term SOFR + 2.19%), 5.03%, 05/15/37
(a)(b)
100 97,648
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%,
12/15/59 .................... 50 46,618
Series 2021-C60, Class ASB, 2.13%,
08/15/54 .................... 100 83,487
2,635,574
Total Non-Agency Mortgage-Backed Securities — 7.2%
(Cost: $3,676,160) .............................. 3,304,073
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 10.3%
Government National Mortgage Association
2.50%, 10/20/51 ................. USD 209 $ 179,233
3.00%, 10/20/51 ................. 1,005 891,693
Uniform Mortgage-Backed Securities
2.50%, 11/01/51 ................. 186 158,864
3.00%, 11/01/51 ................. 254 226,452
3.50%, 11/01/51 ................. 952 881,472
4.50%, 10/25/52 - 11/25/52
(d)
......... 2,570 2,446,734
Total U.S. Government Sponsored Agency Securities — 10.3%
(Cost: $5,225,481) .............................. 4,784,448
U.S. Treasury Obligations
U.S. Treasury Bonds , 1.75%, 08/15/41 .... 610 417,064
U.S. Treasury Inflation Linked Notes ,
0.13%, 04/15/27 ................. 530 488,586
U.S. Treasury Notes
0.13%, 12/31/22 - 05/15/23 .......... 260 255,335
0.75%, 11/15/24 ................. 670 622,576
1.75%, 03/15/25 ................. 2,020 1,902,114
2.75%, 05/15/25 ................. 890 856,451
2.88%, 06/15/25 ................. 2,680 2,584,630
3.13%, 08/15/25 ................. 2,600 2,520,172
3.50%, 09/15/25 ................. 3,075 3,012,299
Total U.S. Treasury Obligations — 27.4%
(Cost: $13,140,249) .............................. 12,659,227
Total Long-Term Investments — 97.4%
(Cost: $49,095,017) .............................. 45,059,642
Short-Term Securities
Commercial Paper — 1.1%
Commonwealth Bank of Australia, (SOFR 1
Day + 0.45%), 3.41%
,
02/21/23
(a)
...... 250 250,201
Enel Finance America LLC, 5.27%
,
09/06/23
(e)
250 238,593
Total Commercial Paper — 1.1%
(Cost: $488,195) ................................ 488,794
Shares
Shares
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(f)(g)
................. 1,345,914 1,345,914
Total Money Market Funds — 2.9%
(Cost: $1,345,914) .............................. 1,345,914
Par (000)
Pa r (000)
U.S. Treasury Obligations — 3.8%
U.S. Treasury Bills
(e)
3.84%, 03/23/23 ................. 900 884,343

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
2.08%, 05/18/23 ................. USD 900 $ 880,159
Total U.S. Treasury Obligations — 3.8%
(Cost: $1,771,958) .............................. 1,764,502
Total Short-Term Securities — 7.8%
(Cost: $3,606,067) .............................. 3,599,210
Total Investments Before TBA Sale Commitments — 105.2%
(Cost: $52,701,084 ) .............................. 48,658,852
TBA Sale Commitments
Mortgage-Backed Securities — (1.6)%
Uniform Mortgage-Backed Securities,
4.50%, 10/25/52
(d)
................ (750) (714,434)
Total TBA Sale Commitments — (1.6)%
(Proceeds: $(717,148)) ........................... (714,434)
Total Investments Net of TBA Sale Commitments — 103.6%
(Cost: $51,983,936 ) .............................. 47,944,418
Liabilities in Excess of Other Assets — (3.6)% ............ (1,667,497)
Net Assets — 100.0% ..............................
$ 46,276,921
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Represents or includes a TBA transaction.
(e)
Rates are discount rates or a range of discount rates as of period end.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 1,345,914
(b)
$ — $ — $ — $ 1,345,914 1,345,914 $ 8,239 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 93 12/30/22 $ 19,095 $ (314,594)
Short Contracts
Euro-Bobl ............................................................... 16 12/08/22 1,878 45,514
Euro-Bund .............................................................. 1 12/08/22 136 6,435
Euro-Schatz ............................................................. 10 12/08/22 1,050 9,460
U.S. Treasury 10 Year Note ................................................... 17 12/20/22 1,905 56,846
U.S. Treasury 10 Year Ultra Note ............................................... 10 12/20/22 1,185 69,074
U.S. Treasury Long Bond .................................................... 3 12/20/22 380 28,180
U.S. Treasury Ultra Bond .................................................... 3 12/20/22 410 40,379
U.S. Treasury 5 Year Note .................................................... 40 12/30/22 4,298 123,617
379,505
$ 64,911
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,448,177 EUR 4,427,000 Morgan Stanley & Co. International plc 12/21/22 $ 82,000
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.39.V1 ................... 5.00 % Quarterly 12/20/27 USD 520 $ 20,546 $ 24,570 $ (4,024)
CDX.NA.IG.39.V1 ................... 1.00 Quarterly 12/20/27 USD 340 1,062 (548) 1,610
$ 21,608 $ 24,022 $ (2,414)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.66% Annual 01/05/23
(a)
09/30/24 USD 1,025 $ (10,482) $ 219 $ (10,701)
3.22% Annual 1 day SOFR Annual 01/05/23
(a)
02/28/27 USD 1,025 25,632 412 25,220
$ 15,150 $ 631 $ 14,519
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59%

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 25,201 $ (548) $ 26,830 $ (14,725) $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 379,505 $ — $ 379,505
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 82,000 — — 82,000
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,610 — — 25,220 — 26,830
$ — $ 1,610 $ — $ 82,000 $ 404,725 $ — $ 488,335
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 314,594 $ — $ 314,594
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 4,024 — — 10,701 — 14,725
$ — $ 4,024 $ — $ — $ 325,295 $ — $ 329,319
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 260,065 $ — $ 260,065
Forward foreign currency exchange contracts .... — — — 684,085 — — 684,085
Swaps .............................. — 36,920 — — 7,461 — 44,381
$ — $ 36,920 $ — $ 684,085 $ 267,526 $ — $ 988,531
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 64,911 $ — $ 64,911
Forward foreign currency exchange contracts .... — — — 82,000 — — 82,000
Swaps .............................. — (2,414) — — 14,519 — 12,105
$ — $ (2,414) $ — $ 82,000 $ 79,430 $ — $ 159,016

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(continued)
September 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 20,458,443
Average notional value of contracts — short ................................................................................. $ 12,393,290
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 4,643,400
Average amounts sold — in USD ........................................................................................ $ 32,793
Credit default swaps
Average notional value — buy protection ................................................................................... $ 525,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 512,500
Average notional value — receives fixed rate ................................................................................ $ 512,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 31,949 $ 30,236
Forward foreign currency exchange contracts ................................................................. 82,000 —
Swaps — centrally cleared .............................................................................. 5,986 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 119,935 $ 30,236
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(37,935) (30,236)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 82,000 $ —
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
Morgan Stanley & Co. International plc .................. $ 82,000 $ — $ — $ — $ 82,000
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 45,059,642 $ — $ 45,059,642
Short-Term Securities
Commercial Paper ....................................... — 488,794 — 488,794
Money Market Funds ...................................... 1,345,914 — — 1,345,914
U.S. Treasury Obligations ................................... — 1,764,502 — 1,764,502
Liabilities
Investments
TBA Sale Commitments .................................... — (714,434) — (714,434)
$ 1,345,914 $ 46,598,504 $ — $ 47,944,418
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,61 0 $ — $ 1,61 0
Foreign currency exchange contracts ............................ — 82,000 — 82,000
Interest rate contracts ....................................... 379,505 25,220 — 404,725
Liabilities
Credit contracts ........................................... — (4,024) — (4,024)
Interest rate contracts ....................................... (314,594) (10,701) — (325,295)
$ 64,911 $ 94,10 5 $ — $ 159,01 6
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 8.6%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (LIBOR USD 3 Month +
1.07%), 3.78%, 04/20/33 ....... USD 250 $ 242,425
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 4.57%, 10/27/34 250 235,616
Bridge Street CLO II Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.23%), 3.94%, 07/20/34 250 239,554
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (LIBOR USD 3 Month +
1.13%), 3.84%, 10/20/34 ....... 250 238,809
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month +
1.19%), 3.70%, 10/15/30 ....... 250 245,746
GoldentTree Loan Management US
CLO 1 Ltd.
Series 2021-11A, Class A, (LIBOR
USD 3 Month + 1.13%), 3.84%,
10/20/34 ............... 250 238,804
Series 2021-11A, Class E, (LIBOR
USD 3 Month + 5.35%), 8.06%,
10/20/34 ............... 250 202,395
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR,
(LIBOR USD 3 Month + 0.94%),
3.67%, 10/21/30 ............ 250 244,874
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
5.34%, 01/19/33 ............ 250 233,208
OHA Loan Funding Ltd., Series 2015-
1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 3.89%, 01/19/37 250 238,643
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (LIBOR USD 3 Month
+ 1.15%), 3.66%, 01/15/35 ..... 250 238,797
Pikes Peak CLO 8, Series 2021-8A,
Class B, (LIBOR USD 3 Month +
1.75%), 4.46%, 07/20/34 ....... 250 235,799
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (LIBOR USD 3 Month
+ 1.22%), 4.14%, 08/16/34 ..... 250 240,385
Trestles CLO V Ltd., Series 2021-5A,
Class A1, (LIBOR USD 3 Month +
1.17%), 3.88%, 10/20/34 ....... 250 238,495
Trimaran Cavu Ltd., Series 2021-2A,
Class D1, (LIBOR USD 3 Month +
3.25%), 6.03%, 10/25/34 ....... 250 231,109
3,544,659
Ireland — 0.7%
Prodigy Finance DAC, Series 2021-1A,
Class A, (LIBOR USD 1 Month +
1.25%), 4.33%, 07/25/51
(a)(b)
.... 277 270,203
United States — 5.1%
(a)
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.24%), 3.75%, 07/15/36
(b)
250 240,232
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26 . 488 419,425
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(b)
................ 202 159,690
Security
Par (000)
Par (000) Value
United States (continued)
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43 ... USD 85 $ 81,993
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(c)
........ 376 349,651
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40 ................. 500 411,617
Regional Management Issuance Trust,
Series 2022-1, Class A, 3.07%,
03/15/32 ................. 100 90,377
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38 .. 400 342,474
2,095,459
Total Asset-Backed Securities — 14.4%
(Cost: $6,378,526) .............................. 5,910,321
Corporate Bonds
Australia — 0.0%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... 22 18,904
Belgium — 0.8%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ............ 4 3,605
4.90%, 02/01/46 ............ 24 20,858
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ............ 87 84,751
5.88%, 06/15/35 ............ 31 30,992
KBC Group NV, (EURIBOR 3 Month +
0.72%), 0.38%
,
06/16/27
(b)(d)
.... EUR 200 171,219
311,425
Canada — 0.1%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
USD 6 5,221
Rogers Communications, Inc., 3.70%
,
11/15/49 .................. 35 23,937
29,158
China — 0.6%
NXP BV
5.55%, 12/01/28 ............ 68 66,555
3.40%, 05/01/30 ............ 115 96,287
2.50%, 05/11/31 ............ 61 45,628
5.00%, 01/15/33 ............ 34 30,250
238,720
France — 0.8%
(d)
Banque Federative du Credit Mutuel
SA, 0.10%
,
10/08/27 ......... EUR 100 81,742
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 83,702
Engie SA, 1.75%
,
03/27/28 ....... 100 88,617
Societe Generale SA, (EURIBOR 3
Month + 1.28%), 0.88%
,
09/22/28
(b)
100 81,921
335,982
Germany — 0.8%
(d)
Commerzbank AG, (EURIBOR 3 Month
+ 1.30%), 0.75%
,
03/24/26
(b)
.... 100 89,028
Deutsche Bank AG, (EURIBOR 3
Month + 1.38%), 1.88%
,
02/23/28
(b)
200 166,683
E.ON SE, 1.00%
,
10/07/25 ....... 100 92,029
347,740

BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Italy — 0.7%
(d)
Intesa Sanpaolo SpA, 1.50%
,
04/10/24 EUR 100 $ 95,337
Iren SpA
1.95%, 09/19/25 ............ 100 92,699
1.50%, 10/24/27 ............ 100 84,844
272,880
Japan — 1.3%
Mitsubishi UFJ Financial Group, Inc.,
2.53%
,
09/13/23 ............ USD 347 338,405
Takeda Pharmaceutical Co. Ltd.,
5.00%
,
11/26/28 ............ 200 193,606
532,011
Spain — 0.8%
(d)
Banco de Sabadell SA, (EUR Swap
Annual 1 Year + 1.55%), 1.13%
,
03/11/27
(b)
................ EUR 100 86,824
Banco Santander SA, 0.30%
,
10/04/26 200 170,702
CaixaBank SA, (EURIBOR 3 Month +
0.85%), 0.38%
,
11/18/26
(b)
..... 100 85,602
343,128
United Kingdom — 1.3%
CNH Industrial NV, 4.50%
,
08/15/23 . USD 188 186,874
National Grid plc, 0.25%
,
09/01/28
(d)
. EUR 100 78,077
RELX Capital, Inc.
4.00%, 03/18/29 ............ USD 44 40,408
3.00%, 05/22/30 ............ 59 49,776
SSE plc
(d)
0.88%, 09/06/25 ............ EUR 100 90,853
1.38%, 09/04/27 ............ 100 87,335
533,323
United States — 29.2%
AbbVie, Inc.
4.55%, 03/15/35 ............ USD 88 78,944
4.50%, 05/14/35 ............ 48 42,703
4.70%, 05/14/45 ............ 36 30,449
AEP Texas, Inc., 5.25%
,
05/15/52 ... 52 47,450
Aetna, Inc., 6.63%
,
06/15/36 ...... 7 7,138
Agilent Technologies, Inc.
3.05%, 09/22/26 ............ 34 31,285
2.75%, 09/15/29 ............ 8 6,721
2.10%, 06/04/30 ............ 5 3,920
Albertsons Cos., Inc.
(a)
5.88%, 02/15/28 ............ 12 11,070
4.88%, 02/15/30 ............ 6 5,076
Alexandria Real Estate Equities, Inc.,
4.90%
,
12/15/30 ............ 29 27,432
Amazon.com, Inc., 4.05%
,
08/22/47 . 24 20,267
American International Group, Inc.,
4.38%
,
06/30/50 ............ 27 21,606
American Tower Corp.
5.00%, 02/15/24 ............ 12 11,993
0.45%, 01/15/27 ............ EUR 100 83,011
3.60%, 01/15/28 ............ USD 111 98,492
3.80%, 08/15/29 ............ 33 28,948
2.10%, 06/15/30 ............ 39 29,874
Amgen, Inc.
4.40%, 05/01/45 ............ 35 28,575
4.66%, 06/15/51 ............ 4 3,361
4.20%, 02/22/52 ............ 23 18,030
Aon Corp.
3.75%, 05/02/29 ............ 14 12,592
2.80%, 05/15/30 ............ 47 38,968
Security
Par (000)
Par (000) Value
United States (continued)
Apple, Inc., 2.80%
,
02/08/61 ...... USD 37 $ 23,034
Applied Materials, Inc., 4.35%
,
04/01/47 ................. 7 6,052
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 14 12,470
AT&T, Inc.
4.30%, 02/15/30 ............ 53 48,425
2.75%, 06/01/31 ............ 33 26,416
4.50%, 05/15/35 ............ 141 122,116
4.75%, 05/15/46 ............ 70 58,670
4.50%, 03/09/48 ............ 11 8,681
3.80%, 12/01/57 ............ 37 24,995
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 7,480
Atmos Energy Corp., 2.85%
,
02/15/52 10 6,321
Autodesk, Inc., 2.40%
,
12/15/31 .... 53 41,224
Baltimore Gas & Electric Co., 3.50%
,
08/15/46 ................. 74 54,500
Bank of America Corp.
(b)
(LIBOR USD 3 Month + 0.79%),
3.00%, 12/20/23 .......... 20 19,894
(SOFR 6 Month + 1.46%), 1.49%,
05/19/24 ............... 397 387,228
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25 .......... 6 5,618
(SOFR 6 Month + 1.32%), 2.69%,
04/22/32 ............... 131 102,276
(SOFR 6 Month + 1.33%), 2.97%,
02/04/33 ............... 351 274,395
(SOFR 6 Month + 1.83%), 4.57%,
04/27/33 ............... 75 67,176
Baxter International, Inc.
2.60%, 08/15/26 ............ 33 29,852
2.54%, 02/01/32 ............ 7 5,449
Biogen, Inc.
2.25%, 05/01/30 ............ 23 18,112
5.20%, 09/15/45 ............ 9 8,035
3.15%, 05/01/50 ............ 17 10,952
Blackstone Private Credit Fund, 4.00%
,
01/15/29 ................. 42 33,644
Broadcom, Inc.
4.15%, 11/15/30 ............ 17 14,714
4.30%, 11/15/32 ............ 78 65,492
Broadridge Financial Solutions, Inc.,
2.60%
,
05/01/31 ............ 5 3,960
Burlington Northern Santa Fe LLC,
3.30%
,
09/15/51 ............ 33 23,499
Cameron LNG LLC, 3.30%
,
01/15/35
(a)
220 173,028
Carrier Global Corp., 2.24%
,
02/15/25 5 4,672
CCO Holdings LLC
(a)
5.38%, 06/01/29 ............ 14 12,254
4.75%, 03/01/30 ............ 16 12,980
Cedar Fair LP
5.50%, 05/01/25
(a)
........... 8 7,695
5.38%, 04/15/27 ............ 12 11,147
5.25%, 07/15/29 ............ 12 10,297
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35%, 04/01/31 .... 10 8,158
Series AF, 3.35%, 04/01/51 .... 15 10,754
Charter Communications Operating
LLC
5.13%, 07/01/49 ............ 8 5,864
4.80%, 03/01/50 ............ 113 81,517
3.90%, 06/01/52 ............ 15 9,287

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
5.25%, 04/01/53 ............ USD 28 $ 21,441
4.40%, 12/01/61 ............ 15 9,556
3.95%, 06/30/62 ............ 26 15,418
5.50%, 04/01/63 ............ 21 15,866
Citigroup, Inc.
(b)
(SOFR 6 Month + 0.69%), 2.01%,
01/25/26 ............... 48 44,109
(SOFR 6 Month + 2.09%), 4.91%,
05/24/33 ............... 106 97,519
Citizens Financial Group, Inc., 3.25%
,
04/30/30 ................. 6 4,908
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 16 13,516
Comcast Corp., 3.40%
,
07/15/46 ... 58 40,925
Commercial Metals Co., 4.38%
,
03/15/32 ................. 14 11,060
Commonwealth Edison Co.
4.00%, 03/01/48 ............ 18 14,419
Series 133, 3.85%, 03/15/52 .... 24 18,682
Cox Communications, Inc., 3.15%
,
08/15/24
(a)
................ 14 13,402
Crown Castle, Inc., 2.50%
,
07/15/31 . 36 27,741
CSX Corp.
2.50%, 05/15/51 ............ 26 15,562
4.25%, 11/01/66 ............ 10 7,600
CVS Health Corp.
4.30%, 03/25/28 ............ 158 149,019
3.25%, 08/15/29 ............ 43 37,629
5.13%, 07/20/45 ............ 40 35,026
Dell International LLC, 6.02%
,
06/15/26 67 67,270
Duke Realty LP, 1.75%
,
02/01/31 ... 52 39,745
DXC Technology Co., 2.38%
,
09/15/28 9 7,352
Eaton Corp., 4.70%
,
08/23/52 ..... 10 8,783
eBay, Inc., 1.40%
,
05/10/26 ....... 5 4,374
Ecolab, Inc., 3.95%
,
12/01/47 ..... 16 13,111
Electronic Arts, Inc., 1.85%
,
02/15/31 20 15,416
Entergy Louisiana LLC
4.95%, 01/15/45 ............ 97 86,981
4.20%, 09/01/48 ............ 41 32,962
Enterprise Products Operating LLC,
3.30%
,
02/15/53 ............ 45 29,276
Equifax, Inc., 2.35%
,
09/15/31 ..... 5 3,756
Equinix, Inc.
0.25%, 03/15/27 ............ EUR 100 82,537
3.20%, 11/18/29 ............ USD 63 53,259
2.15%, 07/15/30 ............ 99 75,900
2.50%, 05/15/31 ............ 21 16,178
3.90%, 04/15/32 ............ 115 97,689
Exelon Corp., 4.45%
,
04/15/46 ..... 32 26,120
Expedia Group, Inc., 2.95%
,
03/15/31 2 1,552
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 12 9,779
Fiserv, Inc., 3.50%
,
07/01/29 ...... 7 6,090
Florida Power & Light Co., 4.05%
,
10/01/44 ................. 86 70,518
Ford Motor Co., 3.25%
,
02/12/32 ... 6 4,322
General Motors Co., 5.40%
,
10/15/29 20 18,441
General Motors Financial Co., Inc.
3.25%, 01/05/23 ............ 470 467,380
3.95%, 04/13/24 ............ 5 4,877
4.00%, 01/15/25 ............ 632 607,153
Gilead Sciences, Inc.
4.60%, 09/01/35 ............ 38 34,346
4.75%, 03/01/46 ............ 26 22,628
Security
Par (000)
Par (000) Value
United States (continued)
Global Payments, Inc.
2.65%, 02/15/25 ............ USD 199 $ 185,987
1.20%, 03/01/26 ............ 293 252,169
4.45%, 06/01/28 ............ 160 146,271
3.20%, 08/15/29 ............ 57 47,494
GLP Capital LP
4.00%, 01/15/30 ............ 34 28,395
4.00%, 01/15/31 ............ 27 22,070
3.25%, 01/15/32 ............ 40 30,069
Goldman Sachs Group, Inc. (The)
(b)
(SOFR 6 Month + 0.54%), 0.63%,
11/17/23 ............... 72 71,564
(SOFR 6 Month + 0.51%), 0.66%,
09/10/24 ............... 33 31,413
(LIBOR USD 3 Month + 1.17%),
4.08%, 05/15/26 .......... 7 6,945
(SOFR 6 Month + 1.11%), 2.64%,
02/24/28 ............... 6 5,206
(SOFR 6 Month + 1.85%), 3.62%,
03/15/28 ............... 335 304,867
(LIBOR USD 3 Month + 1.51%),
3.69%, 06/05/28 .......... 179 161,856
(SOFR 6 Month + 1.28%), 2.62%,
04/22/32 ............... 398 308,501
Hasbro, Inc., 3.90%
,
11/19/29 ..... 22 19,242
HCA, Inc.
3.50%, 09/01/30 ............ 9 7,432
2.38%, 07/15/31 ............ 82 60,657
5.50%, 06/15/47 ............ 28 23,654
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
14 12,600
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 ............ 12 11,391
4.90%, 10/15/25
(c)
........... 38 37,665
1.75%, 04/01/26 ............ 34 30,249
Humana, Inc., 4.50%
,
04/01/25 .... 10 9,857
Hyundai Capital America, 2.85%
,
11/01/22
(a)
................ 472 471,325
iHeartCommunications, Inc., 5.25%
,
08/15/27
(a)
................ 8 6,834
Intel Corp., 4.10%
,
05/19/46 ...... 44 35,160
Intercontinental Exchange, Inc., 1.85%
,
09/15/32 ................. 21 15,472
International Business Machines Corp.,
7.00%
,
10/30/25 ............ 8 8,485
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/28 ............ 8 7,398
4.75%, 03/30/30 ............ 8 7,312
JPMorgan Chase & Co.
(b)
(SOFR 6 Month + 1.56%), 4.32%,
04/26/28 ............... 75 70,283
(SOFR 6 Month + 1.25%), 2.58%,
04/22/32 ............... 10 7,752
(SOFR 6 Month + 1.26%), 2.96%,
01/25/33 ............... 16 12,577
(SOFR 6 Month + 1.80%), 4.59%,
04/26/33 ............... 116 104,378
Juniper Networks, Inc., 2.00%
,
12/10/30 ................. 5 3,689
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 3 2,896
KLA Corp.
4.10%, 03/15/29 ............ 29 27,555
3.30%, 03/01/50 ............ 36 25,287
5.25%, 07/15/62 ............ 25 22,977

BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
L3Harris Technologies, Inc.
2.90%, 12/15/29 ............ USD 72 $ 60,811
1.80%, 01/15/31 ............ 141 105,477
Lam Research Corp., 4.88%
,
03/15/49 25 23,054
Lamar Media Corp., 3.75%
,
02/15/28 6 5,241
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 1 828
Lowe's Cos., Inc.
1.30%, 04/15/28 ............ 61 49,241
5.50%, 10/15/35 ............ 8 7,662
2.80%, 09/15/41 ............ 11 7,006
LYB International Finance III LLC,
4.20%
,
05/01/50 ............ 16 11,488
Marsh & McLennan Cos., Inc., 2.25%
,
11/15/30 .................. 27 21,424
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 6 5,307
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 65 52,110
Micron Technology, Inc., 4.66%
,
02/15/30 ................. 4 3,549
Microsoft Corp., 3.70%
,
08/08/46 ... 53 43,918
MidAmerican Energy Co.
3.65%, 04/15/29 ............ 63 58,089
4.25%, 07/15/49 ............ 35 29,124
Moody's Corp.
4.25%, 08/08/32 ............ 57 51,656
3.75%, 02/25/52 ............ 8 5,919
Morgan Stanley
3.13%, 01/23/23 ............ 124 123,593
(SOFR 6 Month + 0.47%), 0.56%,
11/10/23
(b)
.............. 15 14,918
(SOFR 6 Month + 0.46%), 0.53%,
01/25/24
(b)
.............. 17 16,723
(SOFR 6 Month + 1.61%), 4.21%,
04/20/28
(b)
.............. 151 141,293
(LIBOR USD 3 Month + 1.34%),
3.59%, 07/22/28
(b)
......... 66 59,373
(LIBOR USD 3 Month + 1.63%),
4.43%, 01/23/30
(b)
......... 69 63,429
(SOFR 6 Month + 1.14%), 2.70%,
01/22/31
(b)
.............. 347 281,337
(SOFR 6 Month + 3.12%), 3.62%,
04/01/31
(b)
.............. 172 148,648
Motorola Solutions, Inc.
2.30%, 11/15/30 ............ 41 30,807
5.60%, 06/01/32 ............ 98 93,687
5.50%, 09/01/44 ............ 36 30,600
National Retail Properties, Inc., 3.00%
,
04/15/52 ................. 34 20,506
Navient Corp.
5.88%, 10/25/24 ............ 6 5,686
6.75%, 06/25/25 ............ 6 5,617
6.75%, 06/15/26 ............ 6 5,446
Newmont Corp.
2.80%, 10/01/29 ............ 13 10,762
2.25%, 10/01/30 ............ 41 31,715
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
14 12,870
Norfolk Southern Corp.
3.65%, 08/01/25 ............ 4 3,849
3.00%, 03/15/32 ............ 39 32,610
3.94%, 11/01/47 ............ 27 20,944
3.05%, 05/15/50 ............ 16 10,427
4.55%, 06/01/53 ............ 20 16,954
Security
Par (000)
Par (000) Value
United States (continued)
Northern States Power Co., 2.60%
,
06/01/51 ................. USD 37 $ 23,007
NRG Energy, Inc.
2.45%, 12/02/27
(a)
........... 74 60,580
5.75%, 01/15/28 ............ 8 7,383
5.25%, 06/15/29
(a)
........... 8 7,000
NSTAR Electric Co., 3.95%
,
04/01/30 13 12,090
Nucor Corp., 3.95%
,
05/01/28 ..... 35 32,189
Ohio Power Co.
Series P, 2.60%, 04/01/30 ..... 5 4,130
Series R, 2.90%, 10/01/51 ..... 22 13,750
Omnicom Group, Inc., 2.60%
,
08/01/31 5 3,925
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ............ 52 48,217
3.10%, 09/15/49 ............ 36 24,895
Oracle Corp.
3.60%, 04/01/40 ............ 132 89,589
4.00%, 07/15/46 ............ 14 9,462
4.00%, 11/15/47 ............ 4 2,680
3.60%, 04/01/50 ............ 99 61,945
3.95%, 03/25/51 ............ 11 7,295
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 14 12,230
Owens Corning, 3.95%
,
08/15/29 ... 26 23,269
Paramount Global, 4.38%
,
03/15/43 . 20 13,327
PECO Energy Co.
2.85%, 09/15/51 ............ 41 26,392
4.38%, 08/15/52 ............ 10 8,484
Pfizer, Inc., 1.75%
,
08/18/31 ...... 38 29,656
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 8,672
Post Holdings, Inc.
(a)
5.63%, 01/15/28 ............ 12 10,953
5.50%, 12/15/29 ............ 8 6,916
Prologis LP
3.25%, 10/01/26 ............ 22 20,499
3.88%, 09/15/28 ............ 7 6,511
Public Service Electric & Gas Co.
3.70%, 05/01/28 ............ 28 26,138
3.60%, 12/01/47 ............ 6 4,480
QUALCOMM, Inc., 4.30%
,
05/20/47 . 25 21,198
Realty Income Corp., 3.25%
,
01/15/31 6 5,120
Republic Services, Inc., 3.95%
,
05/15/28 ................. 24 22,458
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 8 6,960
Ryder System, Inc., 4.63%
,
06/01/25 157 153,996
Salesforce, Inc., 3.05%
,
07/15/61 ... 27 16,848
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 6 5,646
ServiceNow, Inc., 1.40%
,
09/01/30 .. 68 50,066
Sherwin-Williams Co. (The), 2.30%
,
05/15/30 ................. 23 18,371
Sirius XM Radio, Inc., 5.50%
,
07/01/29
(a)
................ 14 12,593
Southern California Edison Co., 2.25%
,
06/01/30 ................. 43 34,064
Southwestern Public Service Co.,
Series 8, 3.15%
,
05/01/50 ...... 26 17,738
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 6 5,310
4.75%, 01/15/28 ............ 6 5,069
Synchrony Financial, 4.50%
,
07/23/25 18 17,167

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
TEGNA, Inc.
4.63%, 03/15/28 ............ USD 6 $ 5,540
5.00%, 09/15/29 ............ 6 5,523
Tenet Healthcare Corp.
(a)
4.88%, 01/01/26 ............ 22 20,444
5.13%, 11/01/27 ............ 6 5,384
4.38%, 01/15/30 ............ 10 8,347
T-Mobile USA, Inc.
1.50%, 02/15/26 ............ 69 60,562
4.75%, 02/01/28 ............ 367 346,452
2.05%, 02/15/28 ............ 232 192,514
3.88%, 04/15/30 ............ 117 103,781
Transcontinental Gas Pipe Line Co.
LLC
4.60%, 03/15/48 ............ 42 34,604
3.95%, 05/15/50 ............ 38 28,062
Union Pacific Corp.
3.55%, 05/20/61 ............ 40 27,847
2.97%, 09/16/62 ............ 9 5,448
UnitedHealth Group, Inc.
4.25%, 06/15/48 ............ 7 5,798
2.90%, 05/15/50 ............ 28 18,390
Verizon Communications, Inc.
2.10%, 03/22/28 ............ 133 112,280
3.15%, 03/22/30 ............ 146 124,186
2.55%, 03/21/31 ............ 180 143,717
4.27%, 01/15/36 ............ 67 57,167
4.86%, 08/21/46 ............ 34 29,324
3.70%, 03/22/61 ............ 12 8,147
VICI Properties LP, 4.95%
,
02/15/30 . 38 34,341
VMware, Inc., 4.70%
,
05/15/30 .... 69 62,072
Walt Disney Co. (The), 4.75%
,
09/15/44 ................. 35 31,249
Waste Pro USA, Inc., 5.50%
,
02/15/26
(a)
................ 6 5,271
Wells Fargo & Co., (SOFR 6 Month +
1.50%), 3.35%
,
03/02/33
(b)
..... 30 24,329
Western Digital Corp., 2.85%
,
02/01/29 67 52,068
WP Carey, Inc.
4.00%, 02/01/25 ............ 12 11,607
4.25%, 10/01/26 ............ 8 7,538
3.85%, 07/15/29 ............ 8 7,057
2.40%, 02/01/31 ............ 13 9,978
2.45%, 02/01/32 ............ 18 13,432
12,016,790
Total Corporate Bonds — 36.4%
(Cost: $17,607,798) .............................. 14,980,061
Foreign Agency Obligations
Germany — 0.8%
Kreditanstalt fuer Wiederaufbau
(d)
2.00%, 11/15/29 ............ EUR 223 209,051
1.38%, 06/07/32 ............ 127 109,444
318,495
Security
Par (000)
Par (000) Value
Supranational — 1.1%
European Investment Bank
(d)
2.25%, 03/15/30 ............ EUR 220 $ 207,314
1.50%, 06/15/32 ............ 281 242,361
449,675
Total Foreign Agency Obligations — 1.9%
(Cost: $878,612) ................................ 768,170
Foreign Government Obligations
Belgium — 1.1%
Kingdom of Belgium, 1.25%
,
04/22/33
(a)
(d)
...................... 530 449,564
France — 0.3%
French Republic, 0.50%
,
06/25/44
(a)(d)
220 131,216
Ireland — 1.0%
Republic of Ireland, 1.35%
,
03/18/31
(d)
450 404,360
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. USD 200 153,400
Netherlands — 0.3%
Kingdom of Netherlands, 0.50%
,
01/15/40
(a)(d)
............... EUR 170 117,887
Panama — 0.4%
Republic of Panama, 3.88%
,
03/17/28 USD 200 181,225
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. 35 23,271
United Kingdom — 0.4%
U.K. Treasury Bonds, 0.88%
,
07/31/33
(d)
................ GBP 226 179,363
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. USD 25 22,770
Total Foreign Government Obligations — 4.0%
(Cost: $2,257,104) .............................. 1,663,056
Municipal Bonds
California - 0.4%
Bay Area Toll Authority , Series 2010S-1,
RB, 7.04%, 04/01/50 ......... 20 24,601
Los Angeles Community College
District , Series 2010E, GO,
6.60%, 08/01/42 ............ 5 5,627
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 20 22,026
State of California , Series 2018, GO,
4.60%, 04/01/38 ............ 70 65,136
University of California , Series 2012AD,
RB, 4.86%, 05/15/12 ......... 5 4,155
121,545
Illinois - 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ............ 40 38,023
New Jersey - 0.0%
New Jersey Turnpike Authority , Series
2009F, RB, 7.41%, 01/01/40 .... 8 9,738

BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
New York - 0.0%
Metropolitan Transportation
Authority , Series 2009A-1, RB,
5.87%, 11/15/39 ............ USD 10 $ 9,998
New York City Municipal Water Finance
Authority , Series 2010EE, RB,
6.01%, 06/15/42 ............ 5 5,443
Port Authority of New York & New
Jersey , Series 2011-168, RB,
4.93%, 10/01/51 ............ 15 14,237
29,678
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 8.08%, 02/15/50 .... 10 13,179
Texas - 0.1%
City of San Antonio Electric & Gas
Systems , Series 2010A, RB,
5.81%, 02/01/41 ............ 10 10,394
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ............ 15 15,671
26,065
Total Municipal Bonds — 0.6%
(Cost: $311,124) ................................ 238,228
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.0%
United States — 1.0%
(b)
Alternative Loan Trust, Series 2006-
OC10, Class 2A3, (LIBOR USD 1
Month + 0.46%), 3.54%, 11/25/36 . 190 167,170
Federal National Mortgage Association
Variable Rate Notes, Series
2021-R02, Class 2B1, (SOFR 30
Day Average + 3.30%), 5.58%,
11/25/41
(a)
................ 296 267,171
434,341
Commercial Mortgage-Backed Securities — 5.5%
(a)
Cayman Islands — 1.2%
(b)
MF1, Series 2021-W10, Class G, (1
Month CME Term SOFR + 4.22%),
7.07%, 12/15/34 ............ 250 239,458
STWD Mortgage Trust, Series 2021-
LIH, Class F, (LIBOR USD 1 Month
+ 3.55%), 6.37%, 11/15/36 ..... 250 229,859
469,317
United States — 4.3%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35 ............ 250 235,591
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.54%,
08/10/30
(b)
................ 150 140,857
Grace Trust, Series 2020-GRCE, Class
D, 2.77%, 12/10/40
(b)
......... 250 174,170
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 6.25%,
11/15/36
(b)
................ 250 228,171
JPMorgan Chase Commercial
Mortgage Securities Trust
(b)
Series 2021-MHC, Class D, (LIBOR
USD 1 Month + 1.70%), 4.52%,
04/15/38 ............... 250 236,213
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-OPO, Class D, 3.56%,
01/05/39 ............... USD 160 $ 125,538
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 5.42%,
04/15/38
(b)
................ 250 232,081
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.99%, 02/12/41
(b)
40 28,974
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(b)
........... 479 384,382
1,785,977
2,255,294
Total Non-Agency Mortgage-Backed Securities — 6.5%
(Cost: $3,020,900) .............................. 2,689,635
Preferred Securities
Capital Trusts — 0.2%
United States — 0.2%
(b)(e)
Charles Schwab Corp. (The), Series
H , (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ............. 8 5,877
Citigroup, Inc. , (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.42%), 3.88% . 21 17,317
State Street Corp., Series H , (LIBOR
USD 3 Month + 2.54%), 5.63% .. 53 48,892
72,086
Total Preferred Securities — 0.2%
(Cost: $84,190) ................................ 72,086
U.S. Government Sponsored Agency Securities
(f)
Mortgage-Backed Securities — 41.3%
Federal National Mortgage Association,
3.00%, 12/01/50 ............ 724 638,395
Government National Mortgage
Association
2.00% ,  08/20/50 - 11/20/50 ... 176 147,647
2.50% ,  10/20/51 - 12/20/51 ... 310 267,255
3.00% ,  03/20/52 .......... 286 253,316
3.50% ,  03/20/52 .......... 69 62,861
4.00% ,  03/20/52 .......... 16 15,338
2.00% ,  10/15/52
(f)
......... 514 427,945
2.50% ,  10/15/52
(f)
......... 403 346,226
3.00% ,  10/15/52 - 11/15/52
(f)
.. 731 645,834
3.50% ,  10/15/52 - 11/15/52
(f)
.. 688 625,177
4.00% ,  10/15/52 - 11/15/52
(f)
.. 509 474,815
4.50% ,  10/15/52 - 11/15/52
(f)
.. 131 125,348
5.00% ,  10/15/52 - 11/15/52
(f)
.. 59 57,698
Uniform Mortgage-Backed Securities
1.50% ,  10/25/37 - 10/25/52
(f)
.. 783 635,439
2.00% ,  10/25/37 - 11/25/52
(f)
.. 671 590,881
2.50% ,  10/25/37 - 11/25/52
(f)
.. 958 826,118
3.00% ,  10/25/37 - 11/25/52
(f)
.. 900 792,435
3.50% ,  10/25/37 - 11/25/52
(f)
.. 80 75,279
4.00% ,  09/01/47 - 04/01/52 ... 1,206 1,127,837
4.50% ,  06/01/50 .......... 253 243,978
2.00% ,  10/01/51 - 11/01/51 ... 2,857 2,320,136

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
x
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% ,  11/01/51 - 12/01/51 ... USD 2,777 $ 2,342,200
3.00% ,  11/01/51 .......... 254 226,452
3.50% ,  11/01/51 .......... 952 881,472
4.00% ,  10/25/52 - 11/25/52
(f)
.. 1,654 1,534,646
4.50% ,  10/25/52 - 11/25/52
(f)
.. 780 742,963
5.00% ,  10/25/52 - 11/25/52
(f)
.. 605 589,244
17,016,935
Total U.S. Government Sponsored Agency Securities
—
41.3%
(Cost: $18,479,679) .............................. 17,016,935
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40 ..... 412 256,333
1.38%, 11/15/40 ............ 206 133,168
1.75%, 08/15/41 ............ 206 140,844
2.75%, 11/15/47 ............ 298 238,377
3.00%, 02/15/48 - 08/15/52 ..... 339 286,261
2.38%, 05/15/51 ............ 212 158,602
2.00%, 08/15/51 ............ 63 42,690
1.88%, 11/15/51 ............ 3 1,852
2.88%, 05/15/52 ............ 226 189,522
U.S. Treasury Notes
2.50%, 04/30/24 ............ 1,066 1,036,269
0.75%, 11/15/24 ............ 42 39,027
0.88%, 09/30/26 ............ 92 80,935
1.13%, 10/31/26 ............ 58 51,423
1.50%, 01/31/27 ............ 7 6,275
1.88%, 02/28/27 - 02/28/29 ..... 28 25,378
0.63%, 03/31/27 ............ 189 162,134
0.50%, 04/30/27 - 05/31/27 ..... 412 349,909
2.75%, 04/30/27 - 08/15/32 ..... 320 300,262
4.13%, 09/30/27 ............ 29 29,095
1.25%, 03/31/28 ............ 27 23,280
1.75%, 01/31/29 ............ 10 8,732
2.88%, 04/30/29 ............ 65 60,678
2.63%, 07/31/29 ............ 19 17,459
3.13%, 08/31/29 ............ 11 10,440
Total U.S. Treasury Obligations — 8.9%
(Cost: $4,348,791) .............................. 3,648,945
Total Long-Term Investments — 114.2%
(Cost: $53,366,724) .............................. 46,987,437
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.79%
(g)(h)
.... 2,006,214 $ 2,006,214
Total Short-Term Securities — 4.9%
(Cost: $2,006,214) .............................. 2,006,214
Total Options Purchased — 0.3%
(Cost: $67,945 ) ................................ 132,251
Total Investments Before Options Written and TBA Sale
Commitments — 119.4%
(Cost: $55,440,883) .............................. 49,125,902
Total Options Written — (0.9)%
(Premiums Received — $(201,746)) .................. (351,013)
Par (000)
Pa r (000)
TBA Sale Commitments
(f)
Government National Mortgage
Association
2.50% ,  10/15/52 ............ USD (5) (4,296)
3.00% ,  10/15/52 ............ (18) (16,170)
3.50% ,  10/15/52 - 11/15/52 ..... (129) (117,304)
Uniform Mortgage-Backed Securities
2.00% ,  10/25/37 - 10/25/52 ..... (60) (52,366)
2.50% ,  10/25/37 - 11/25/52 ..... (2,008) (1,686,060)
1.50% ,  11/25/37 - 11/25/52 ..... (7) (5,731)
3.00% ,  11/25/37 - 11/25/52 ..... (945) (822,368)
3.50% ,  10/25/52 ............ (343) (308,673)
4.00% ,  10/25/52 - 11/25/52 ..... (1,697) (1,574,356)
4.50% ,  10/25/52 ............ (678) (645,848)
5.00% ,  10/25/52 ............ (380) (370,146)
Total TBA Sale Commitments — (13.6)%
(Proceeds: $(5,786,850)) .......................... (5,603,318)
Total Investments Net of Options Written and TBA Sale
Commitments — 104.9%
(Cost: $49,452,287) .............................. 43,171,571
Liabilities in Excess of Other Assets — (4.9)% ............ (2,014,833)
Net Assets — 100.0% .............................. $ 41,156,738
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 2,006,214
(b)
$ — $ — $ — $ 2,006,214 2,006,214 $ 14,187 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 14 12/20/22 $ 1,569 $ (71,677)
U.S. Treasury Long Bond .................................................... 12 12/20/22 1,518 (84,949)
U.S. Treasury Ultra Bond .................................................... 7 12/20/22 957 (51,792)
U.S. Treasury 2 Year Note .................................................... 7 12/30/22 1,437 (12,474)
U.S. Treasury 5 Year Note .................................................... 37 12/30/22 3,975 (81,561)
(302,453)
Short Contracts
Euro- Bobl ............................................................... 12 12/08/22 1,408 34,873
Euro-BTP ............................................................... 4 12/08/22 439 8,977
Euro-Bund .............................................................. 1 12/08/22 136 (1,689)
Euro- Buxl ............................................................... 1 12/08/22 144 11,655
Euro-OAT ............................................................... 9 12/08/22 1,165 54,512
Euro-Schatz ............................................................. 1 12/08/22 105 1,077
U.S. Treasury 10 Year Ultra Note ............................................... 1 12/20/22 119 343
Long Gilt ............................................................... 2 12/28/22 215 29,533
3 Month SOFR ........................................................... 9 06/20/23 2,150 2,006
141,287
$ (161,166)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 209,000 GBP 182,283 Deutsche Bank AG 12/21/22 $ 2,352
GBP 192,513 EUR 212,000 JPMorgan Chase Bank NA 12/21/22 6,126
USD 354,854 EUR 357,855 Deutsche Bank AG 12/21/22 1,915
USD 4,181,797 EUR 4,160,000 HSBC Bank plc 12/21/22 78,951
USD 310,480 EUR 308,379 UBS AG 12/21/22 6,339
USD 191,992 GBP 167,000 Bank of America NA 12/21/22 5,300
100,983
EUR 212,000 GBP 190,728 Morgan Stanley & Co. International plc 12/21/22 (4,131)
EUR 206,000 USD 203,946 Morgan Stanley & Co. International plc 12/21/22 (776)
JPY 148,312 USD 1,038 Morgan Stanley & Co. International plc 12/21/22 (4)
(4,911)
$ 96,072
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Deutsche Bank AG 10/24/22 USD 0.98 EUR 884 $ 11,608
$ —

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.96% Semi-Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 % USD 104 $ 3,668
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.25% Semi-Annual
Goldman Sachs
International 09/23/24 3.25 USD 21 980
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 09/23/24 3.28 USD 82 3,879
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.14% Semi-Annual BNP Paribas SA 09/23/25 3.14 USD 38 1,860
10,387
Put
10-Year Interest Rate Swap
(a)
2.51% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.51 USD 522 46,909
10-Year Interest Rate Swap
(a)
2.48% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.48 USD 522 47,934
10-Year Interest Rate Swap
(a)
2.96% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 USD 104 7,158
10-Year Interest Rate Swap
(a)
3.28% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.28 USD 82 4,579
10-Year Interest Rate Swap
(a)
3.25% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.25 USD 21 1,221
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1 day SOFR Annual BNP Paribas SA 09/23/25 3.14 USD 38 2,455
110,256
$ 120,643
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3 Month SOFR Interest Futures ................... 18 03/10/23 USD 96.25 USD 4,500 $ (5,963)
Put
3 Month SOFR Interest Futures ................... 18 03/10/23 USD 96.25 USD 4,500 (35,662)
$ (41,625)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ............................. Deutsche Bank AG 10/24/22 USD 0.96 EUR 884 $ (5,601)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.41% Semi-Annual 1 day SOFR Annual Bank of America NA 08/10/23 2.41 % USD 657 $ (5,859)
2-Year Interest Rate Swap
(a)
. 1.77% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/11/23 1.77 USD 2,293 (2,447)

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

Schedule of Investments
(continued)
September 30, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 3.10% Semi-Annual 1 day SOFR Annual Bank of America NA 09/08/23 3.10 % USD 2,583 $ (13,566)
(21,872)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.41% Semi-Annual Bank of America NA 08/10/23 2.41 USD 657 (63,335)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs
International 08/10/23 3.10 USD 348 (19,337)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 08/10/23 3.20 USD 348 (17,655)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 3.48% At Termination
Goldman Sachs
International 08/10/23 3.48 USD 9,415 (96,542)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.77% Semi-Annual
Goldman Sachs
International 08/11/23 3.77 USD 2,293 (30,688)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.10% Semi-Annual Bank of America NA 09/08/23 3.10 USD 2,583 (54,358)
(281,915)
$ (303,787)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.39.V1 ................... 1.00 % Quarterly 12/20/27 USD 831 $ 2,598 $ 3,811 $ (1,213)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 27 $ (2,796) $ — $ (2,796)
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 36 (3,738) — (3,738)
6 month
EURIBOR Semi-Annual 1.54% Annual N/A 02/15/31 EUR 73 (7,429) — (7,429)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 27 (2,727) — (2,727)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 37 (3,697) — (3,697)
6 month
EURIBOR Semi-Annual 1.56% Annual N/A 02/15/31 EUR 73 (7,310) — (7,310)
6 month
EURIBOR Semi-Annual 1.57% Annual N/A 02/15/31 EUR 73 (7,263) — (7,263)
6 month
EURIBOR Semi-Annual 1.59% Annual N/A 02/15/31 EUR 37 (3,563) — (3,563)
6 month
EURIBOR Semi-Annual 1.64% Annual N/A 02/15/31 EUR 18 (1,685) — (1,685)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 37 (3,398) — (3,398)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 18 (1,683) — (1,683)

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
i
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.69% Annual N/A 02/15/31 EUR 19 $ (1,675) $ — $ (1,675)
6 month
EURIBOR Semi-Annual 1.82% Annual N/A 02/15/31 EUR 59 (4,757) — (4,757)
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 10,385 1,266 — 1,266
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 11,710 1,426 — 1,426
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 11,845 1,507 — 1,507
0.39% Annual 1 day TONAR Annual N/A 05/02/32 JPY 7,208 485 — 485
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 16,108 872 — 872
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 14,284 812 — 812
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 29,968 1,606 — 1,606
0.42% Annual 1 day TONAR Annual N/A 07/11/32 JPY 15,068 897 — 897
0.45% Annual 1 day TONAR Annual N/A 07/12/32 JPY 15,083 681 — 681
0.33% Annual 1 day TONAR Annual N/A 08/01/32 JPY 12,427 1,549 — 1,549
0.34% Annual 1 day TONAR Annual N/A 08/02/32 JPY 12,427 1,496 — 1,496
0.37% Annual 1 day TONAR Annual N/A 08/24/32 JPY 42,522 4,466 — 4,466
2.57% Annual
6 month
EURIBOR Semi-Annual N/A 09/19/32 EUR 500 20,213 — 20,213
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 4,707 2,142 — 2,142
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 2,594 1,204 — 1,204
0.89% Annual 1 day TONAR Annual N/A 05/10/52 JPY 2,389 983 — 983
0.82% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 1,408 — 1,408
0.81% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 1,442 — 1,442
0.87% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 1,179 — 1,179
0.83% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 1,356 — 1,356
$ (4,731) $ — $ (4,731)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 17 $ (467) $ (369) $ (98)
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59%
1 day TONAR ........................................ Tokyo Overnight Average Rate 0.73
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 3,811 $ — $ 46,990 $ (52,934) $ —
OTC Swaps ..................................................... — (369) — (98) —
Options Written ................................................... N/A N/A 45,552 (194,819) (351,013)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 142,976 $ — $ 142,976
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 100,983 — — 100,983
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 11,608 120,643 — 132,251
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 46,990 — 46,990
$ — $ — $ — $ 112,591 $ 310,609 $ — $ 423,200
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 304,142 $ — $ 304,142
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 4,911 — — 4,911
Options written
(b)
Options written at value ..................... — — — 5,601 345,412 — 351,013
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 1,213 — — 51,721 — 52,934
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 467 — — — — 467
$ — $ 1,680 $ — $ 10,512 $ 701,275 $ — $ 713,467
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (488,428) $ — $ (488,428)
Forward foreign currency exchange contracts .... — — — 707,337 — — 707,337
Options purchased
(a)
.................... — — — (50,220) 12,522 — (37,698)
Options written ........................ — — — 32,029 (43,234) — (11,205)
Swaps .............................. — (3,813) — — 52,396 (79,734) (31,151)
$ — $ (3,813) $ — $ 689,146 $ (466,744) $ (79,734) $ 138,855
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (161,166) $ — $ (161,166)
Forward foreign currency exchange contracts .... — — — 96,072 — — 96,072
Options purchased
(b)
.................... — — — 4,044 60,262 — 64,306
Options written ........................ — — — (2,632) (146,635) — (149,267)
Swaps .............................. — (1,311) — — (4,731) — (6,042)
$ — $ (1,311) $ — $ 97,484 $ (252,270) $ — $ (156,097)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,490,895
Average notional value of contracts — short ................................................................................. $ 7,045,431
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 5,027,875
Average amounts sold — in USD ........................................................................................ $ 331,761
Options
Average value of option contracts purchased ................................................................................ $ 6,579
Average value of option contracts written ................................................................................... $ 12,162
Average notional value of swaption contracts purchased ......................................................................... $ 2,734,026
Average notional value of swaption contracts written ........................................................................... $ 8,951,294
Credit default swaps
Average notional value — buy protection ................................................................................... $ 220,306
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,553,000
Average notional value — receives fixed rate ................................................................................ $ 9,551,895
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 753,250
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,958 $ 57,708
Forward foreign currency exchange contracts ................................................................. 100,983 4,911
Options
(a)(b)
........................................................................................ 132,251 351,013
Swaps — centrally cleared .............................................................................. — 15,453
Swaps — OTC
(c)
.................................................................................... — 467
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 235,192 $ 429,552
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,958) (114,786)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 233,234 $ 314,766
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 5,300 $ (5,300) $ — $ — $ —
BNP Paribas SA ................................. 4,315 — — — 4,315
Deutsche Bank AG ............................... 15,87 5 (5,601) — — 10,27 4
Goldman Sachs International ........................ 105,502 (105,502) — — —
HSBC Bank plc .................................. 78,951 — — — 78,951
JPMorgan Chase Bank NA .......................... 6,126 (46 7 ) — — 5,6 59
Morgan Stanley & Co. International plc .................. 10,826 (4,911) — — 5,915
UBS AG ...................................... 6,33 9 — — — 6,33 9
$ 233,234 $ (121,78 1 ) $ — $ — $ 111,45 3

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund

Schedule of Investments
(continued)
September 30, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 137,118 $ (5,300) $ — $ — $ 131,818
Deutsche Bank AG ............................... 5,601 (5,601) — — —
Goldman Sachs International ........................ 166,669 (105,502) — — 61,167
JPMorgan Chase Bank NA .......................... 46 7 (46 7 ) — — —
Morgan Stanley & Co. International plc .................. 4,91 1 (4,91 1 ) — — —
$ 314,766 $ (121,781) $ — $ — $ 192,985
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Sustainable Total Return Fund
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,910,321 $ — $ 5,910,321
Corporate Bonds ........................................ — 14,980,061 — 14,980,061
Foreign Agency Obligations ................................. — 768,170 — 768,170
Foreign Government Obligations .............................. — 1,663,056 — 1,663,056
Municipal Bonds ......................................... — 238,228 — 238,228
Non-Agency Mortgage-Backed Securities ........................ — 2,689,635 — 2,689,635
Preferred Securities ....................................... — 72,086 — 72,086
U.S. Government Sponsored Agency Securities .................... — 17,016,935 — 17,016,935
U.S. Treasury Obligations ................................... — 3,648,945 — 3,648,945
Short-Term Securities
Money Market Funds ...................................... 2,006,214 — — 2,006,214
Options Purchased
Foreign currency exchange contracts ........................... — 11,608 — 11,608
Interest rate contracts ...................................... — 120,643 — 120,643
Liabilities
Investments
TBA Sale Commitments .................................... — (5,603,318) — (5,603,318)
$ 2,006,214 $ 41,516,370 $ — $ 43,522,584
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 100,983 $ — $ 100,983
Interest rate contracts ....................................... 142,976 46,990 — 189,966
Liabilities
Credit contracts ........................................... — (1,311) — (1,311)
Foreign currency exchange contracts ............................ — (10,512) — (10,512)
Interest rate contracts ....................................... (345,767) (355,508) — (701,275)
$ (202,791) $ (219,358) $ — $ (422,149)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities

September 30, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 39,638,779 $ 47,312,938 $ 47,119,688
Investments, at value — affiliated
(b)
............................................................ 1,002,589 1,345,914 2,006,214
Cash   ............................................................................... 28,707 — —
Cash pledged:
Futures contracts ...................................................................... 4,000 232,000 360,000
Centrally cleared swaps .................................................................. — 60,000 64,000
Foreign currency, at value
(c)
................................................................. — 54,583 348,925
Receivables: – – –
Investments sold ...................................................................... 145,836 1,379,563 —
Swaps   ............................................................................ — — 3,863
TBA sale commitments .................................................................. — 717,148 5,786,850
Dividends — unaffiliated ................................................................. 118 — —
Dividends — affiliated ................................................................... 2,217 1,718 3,000
Interest — unaffiliated ................................................................... 577,522 216,338 261,247
From the Manager ..................................................................... 82,555 14,922 35,765
Variation margin on futures contracts ......................................................... 768 31,949 1,958
Variation margin on centrally cleared swaps .................................................... — 5,986 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 82,000 100,983
Deferred offering costs .................................................................... — 6,673 8,992
Prepaid expenses ....................................................................... 42,931 45,792 53,434
Total assets ...........................................................................
41,526,022 51,507,524 56,154,919
LIABILITIES
Bank overdraft .......................................................................... — 4,019 7,235
Due to broker .......................................................................... — 90,826 —
Options written, at value
(d)
.................................................................. — — 351,013
TBA sale commitments, at value
(e)
............................................................ — 714,434 5,603,318
Payables: – – –
Investments purchased .................................................................. 273,015 4,215,602 8,735,506
Accounting services fees ................................................................. 20,634 12,710 12,663
Administration fees ..................................................................... 3 4 5
Custodian fees ........................................................................ 1,616 9,073 2,850
Income dividend distributions .............................................................. 179,029 88,739 103,356
Investment advisory fees ................................................................. — 7 16
Professional fees ...................................................................... 128,244 59,834 102,954
Registration fees ...................................................................... 198 — —
Service fees ......................................................................... 17 22 19
Transfer agent fees .................................................................... 717 575 587
Other accrued expenses ................................................................. 42 4,522 120
Variation margin on futures contracts ......................................................... — 30,236 57,708
Variation margin on centrally cleared swaps .................................................... — — 15,453
Swap premiums received .................................................................. — — 369
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 4,911
OTC swaps .......................................................................... — — 98
Total liabilities ..........................................................................
603,515 5,230,603 14,998,181
NET ASSETS ..........................................................................
$ 40,922,507 $ 46,276,921 $ 41,156,738

Statements of Assets and Liabilities
(continued)
September 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 49,918,146 $ 49,946,020 $ 49,945,106
Accumulated loss ....................................................................... (8,995,639) (3,669,099) (8,788,368)
NET ASSETS ..........................................................................
$ 40,922,507 $ 46,276,921 $ 41,156,738
(a)
  Investments, at cost — unaffiliated .......................................................... $ 46,769,786 $ 51,355,170 $ 53,434,669
(b)
  Investments, at cost — affiliated ............................................................ $ 1,002,589 $ 1,345,914 $ 2,006,214
(c)
  Foreign currency, at cost ................................................................. $ — $ 54,615 $ 349,387
(d)
  Premiums received .................................................................... $ — $ — $ 201,746
(e)
  Proceeds from TBA sale commitments ....................................................... $ — $ 717,148 $ 5,786,850

Statements of Assets and Liabilities
(continued)
September 30, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSET VALUE
Institutional
Net assets ............................................................................
$ 83,365 $ 92,518 $ 82,293
Shares outstanding .....................................................................
10,187 10,000 10,000
Net asset value ........................................................................
$ 8.18 $ 9.25 $ 8.23
Shares authorized ......................................................................
Unlimited Unlimited 500 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10
Investor A
Net assets ............................................................................
$ 84,201 $ 110,133 $ 92,097
Shares outstanding .....................................................................
10,289 11,904 11,192
Net asset value ........................................................................
$ 8.18 $ 9.25 $ 8.23
Shares authorized ......................................................................
Unlimited Unlimited 300 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10
Class K
Net assets ............................................................................
$ 40,754,941 $ 46,074,270 $ 40,982,348
Shares outstanding .....................................................................
4,980,000 4,980,000 4,980,000
Net asset value ........................................................................
$ 8.18 $ 9.25 $ 8.23
Shares authorized ......................................................................
Unlimited Unlimited 500 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10

Statements of Operations
Period Ended September 30, 2022

Financial Statements
(a)
Period from 10/18/21 (commencement of operations) to 09/30/22.
See notes to financial statements.
BlackRock
Sustainable
High Yield
Bond Fund
BlackRock
Sustainable
Low Duration
Bond Fund
(a)
BlackRock
Sustainable
Total Return
Fund
(a)
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 5,929 $ — $ —
Dividends — affiliated ................................................................... 6,113 8,239 14,187
Interest — unaffiliated ................................................................... 2,076,831 742,264 969,054
Foreign taxes withheld .................................................................. — (315) (619)
Total investment income ...................................................................
2,088,873 750,188 982,622
EXPENSES
Investment advisory .................................................................... 230,618 142,771 171,630
Organization and Offering ................................................................ — 159,344 160,985
Offering ............................................................................ 129,726 — —
Professional ......................................................................... 123,853 71,602 108,190
Accounting services .................................................................... 91,541 47,489 60,006
Printing and postage ................................................................... 35,332 3 , 67 8 7 , 282
Administration ....................................................................... 19,603 19,574 18,703
Registration ......................................................................... 17,508 6,029 14,163
Custodian ........................................................................... 9,823 16,709 15,014
Administration — class specific ............................................................ 9,224 9,209 8,800
Directors and Officer ................................................................... 1,551 1,327 1,344
Transfer agent — class specific ............................................................ 804 750 750
Service — class specific ................................................................. 234 353 237
Miscellaneous ........................................................................ 4,984 14,000 17,228
Total expenses .........................................................................
674,801 492,835 584,332
Less: – – –
Fees waived and/or reimbursed by the Manager ................................................. (401,446) (301,757) (384,215)
Administration fees waived ............................................................... (18,643) (19,574) (18,703)
Administration fees waived by the Manager — class specific ......................................... (9,214) (9,195) (8,790)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (734) (669) (642)
Total expenses after fees waived and/or reimbursed ................................................
244,764 161,640 171,982
Net investment income ....................................................................
1,844,109 588,548 810,640
REALIZED AND UNREALIZED GAIN (LOSS) $ (8,585,299) $ (3,664,836) $ (8,804,609)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (1,727,274) $ (766,858) $ (2,656,814)
Forward foreign currency exchange contracts ................................................. — 684,085 707,337
Foreign currency transactions ........................................................... — (4,403) 26,472
Futures contracts .................................................................... 39,512 260,065 (488,428)
Options written ..................................................................... 784 — (11,205)
Payment by affiliate .................................................................. — — 3,180
Swaps   .......................................................................... — 44,381 (31,151)
(1,686,978) 217,270 (2,450,609)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (6,909,225) (4,039,518) (6,131,449)
Forward foreign currency exchange contracts ................................................. — 82,000 96,072
Foreign currency translations ............................................................ — (1,604) (2,148)
Futures contracts .................................................................... 10,904 64,911 (161,166)
Options written ..................................................................... — — (149,267)
Swaps   .......................................................................... — 12,105 (6,042)
(6,898,321) (3,882,106) (6,354,000)
Net realized and unrealized loss ..............................................................
(8,585,299) (3,664,836) (8,804,609)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (6,741,190) $ (3,076,288) $ (7,993,969)

Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Sustainable High Yield Bond
Fund
BlackRock
Sustainable Low
Duration Bond Fund
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................................... $ 1,844,109 $ 272,573 $ 588,548
Net realized gain (loss) ................................................................... (1,686,978) (30,972) 217,270
Net change in unrealized appreciation (depreciation) ............................................... (6,898,321) (221,782) (3,882,106)
Net increase (decrease) in net assets resulting from operations ..........................................
(6,741,190) 19,819 (3,076,288)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional .......................................................................... (4,082) (615) (1,298)
  Investor A ........................................................................... (3,877) (571) (1,738)
  Class K ............................................................................. (2,040,030) (311,210) (664,697)
Decrease in net assets resulting from distributions to shareholders ........................................
(2,047,989) (312,396) (667,733)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ........................................
4,263 50,000,000 50,020,942
NET ASSETS
Total increase (decrease) in net assets .......................................................... (8,784,916) 49,707,423 46,276,921
Beginning of period .......................................................................
49,707,423 — —
End of period ...........................................................................
$ 40,922,507 $ 49,707,423 $ 46,276,921
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock
Sustainable Total
Return Fund
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................................................................. $ 810,640
Net realized loss ..................................................................................................... (2,450,609)
Net change in unrealized appreciation (depreciation) ............................................................................. (6,354,000)
Net decrease in net assets resulting from operations ...............................................................................
(7,993,969)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................................................................ (1,685)
  Investor A ......................................................................................................... (1,566)
  Class K ........................................................................................................... (857,656)
Decrease in net assets resulting from distributions to shareholders ......................................................................
(860,907)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ......................................................................
50,011,614
NET ASSETS
Total increase in net assets ................................................................................................ 41,156,738
Beginning of period .....................................................................................................
—
End of period .........................................................................................................
$ 41,156,738
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Institutional
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ...................................................................
$ 9.94  $ 10.00
Net investment income
(b)
...........................................................................
0.37  0.05
Net realized and unrealized loss ......................................................................
(1.72) (0.05)
Net increase (decrease) from investment operations .......................................................... (1.35) 0.00
Distributions from net investment income
(c)
.............................................................. (0.41) (0.06)
Net asset value, end of period ........................................................................ $ 8.18  $ 9.94
Total Return
(d)
— —
Based on net asset value ............................................................................ (13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
1.75% 1.32%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.57% 0.58%
(g)
Net investment income .............................................................................
3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 83  $ 99
Portfolio turnover rate ............................................................................... 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Investor A
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ...................................................................
$ 9.94  $ 10.00
Net investment income
(b)
...........................................................................
0.34  0.05
Net realized and unrealized loss ......................................................................
(1.72) (0.05)
Net increase (decrease) from investment operations .......................................................... (1.38) 0.00
Distributions from net investment income
(c)
.............................................................. (0.38) (0.06)
Net asset value, end of period ........................................................................ $ 8.18  $ 9.94
Total Return
(d)
— —
Based on net asset value ............................................................................ (14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
2.00% 1.58%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.82% 0.83%
(g)
Net investment income .............................................................................
3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 84  $ 99
Portfolio turnover rate ............................................................................... 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Class K
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ...................................................................
$ 9.94  $ 10.00
Net investment income
(b)
...........................................................................
0.37  0.05
Net realized and unrealized loss ......................................................................
(1.72) (0.05)
Net increase (decrease) from investment operations .......................................................... (1.35) 0.00
Distributions from net investment income
(c)
.............................................................. (0.41) (0.06)
Net asset value, end of period ........................................................................ $ 8.18  $ 9.94
Total Return
(d)
— —
Based on net asset value ............................................................................ (13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
1.46% 0.96%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.53% 0.53%
(g)
Net investment income .............................................................................
4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 40,755  $ 49,509
Portfolio turnover rate ............................................................................... 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Sustainable Low
Duration Bond Fund
Institutional
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.11
Net realized and unrealized loss .......................................................................................
(0.73)
Net decrease from investment operations .................................................................................. (0.62)
Distributions from net investment income
(c)
............................................................................... (0.13)
Net asset value, end of period ......................................................................................... $ 9.25
Total Return
(d)
—
Based on net asset value ............................................................................................. (6.24)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ....................................................................................................
1.31%
(g)(h)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.37%
(g)(h)
Net investment income ..............................................................................................
1.24%
(g)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 93
Portfolio turnover rate
(i)
............................................................................................... 178%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.39%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 167%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2022
BlackRock Annual Report to Shareholders

BlackRock
Sustainable Low
Duration Bond Fund
Investor A
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.10
Net realized and unrealized loss .......................................................................................
(0.74)
Net decrease from investment operations .................................................................................. (0.64)
Distributions from net investment income
(c)
............................................................................... (0.11)
Net asset value, end of period ......................................................................................... $ 9.25
Total Return
(d)
—
Based on net asset value ............................................................................................. (6.46)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ....................................................................................................
1.48%
(g)(h)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.62%
(g)(h)
Net investment income ..............................................................................................
1.08%
(g)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 110
Portfolio turnover rate
(i)
............................................................................................... 178%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.50% and 0.64%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 167%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Sustainable Low
Duration Bond Fund
Class K
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.12
Net realized and unrealized loss .......................................................................................
(0.74)
Net decrease from investment operations .................................................................................. (0.62)
Distributions from net investment income
(c)
............................................................................... (0.13)
Net asset value, end of period ......................................................................................... $ 9.25
Total Return
(d)
—
Based on net asset value ............................................................................................. (6.20)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ....................................................................................................
1.04%
(g)(h)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.33%
(g) (h)
Net investment income ..............................................................................................
1.28%
(g)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 46,074
Portfolio turnover rate
(i)
............................................................................................... 178%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.07% and 0.35%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 167%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)
2022
BlackRock Annual Report to Shareholders

BlackRock
Sustainable Total
Return Fund
Institutional
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.16
Net realized and unrealized loss .......................................................................................
(1.76)
Net decrease from investment operations .................................................................................. (1.60)
Distributions from net investment income
(c)
............................................................................... (0.17)
Net asset value, end of period ......................................................................................... $ 8.23
Total Return
(d)
—
Based on net asset value ............................................................................................. (16.16)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ....................................................................................................
1.58%
(h)(i)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.40%
(h)(i)
Net investment income ..............................................................................................
1.80%
(h)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 82
Portfolio turnover rate
(j)
............................................................................................... 604%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 360%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Sustainable Total
Return Fund
Investor A
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.13
Net realized and unrealized loss .......................................................................................
(1.76)
Net decrease from investment operations .................................................................................. (1.63)
Distributions from net investment income
(c)
............................................................................... (0.14)
Net asset value, end of period ......................................................................................... $ 8.23
Total Return
(d)
—
Based on net asset value ............................................................................................. (16.38)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ....................................................................................................
1.81%
(h)(i)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.70%
(h)(i)
Net investment income ..............................................................................................
1.53%
(h)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 92
Portfolio turnover rate
(j)
............................................................................................... 604%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 360%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2022
BlackRock Annual Report to Shareholders

BlackRock
Sustainable Total
Return Fund
Class K
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.16
Net realized and unrealized loss .......................................................................................
(1.76)
Net decrease from investment operations .................................................................................. (1.60)
Distributions from net investment income
(c)
............................................................................... (0.17)
Net asset value, end of period ......................................................................................... $ 8.23
Total Return
(d)
—
Based on net asset value ............................................................................................. (16.12)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ....................................................................................................
1.30%
(h)(i)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.36%
(h)(i)
Net investment income ..............................................................................................
1.84%
(h)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 40,982
Portfolio turnover rate
(j)
............................................................................................... 604%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 360%.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Funds V ..................... BlackRock Sustainable Low Duration Bond Fund Sustainable Low Duration Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed the Funds the following amounts, which are included in fees waived and/or reimbursed by the Manager in the
Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Fund Name Amounts Reimbursed
Sustainable Low Duration Bond ......................................................................................... $ 20,000
Sustainable Total Return .............................................................................................. 20,000

Notes to Financial Statements
(continued)

Notes to Financial Statements
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee, deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
Standard Inputs Generally Considered By The Valuation Committee And  Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior

Notes to Financial Statements
(continued)

Notes to Financial Statements
debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation

Notes to Financial Statements
(continued)

Notes to Financial Statements
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Low Duration Bond and Sustainable Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the period ended September 30, 2022, the following table shows the class specific service borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the period ended September 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  period  ended September 30, 2022, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended September 30, 2022, the Funds did not pay any amounts to affiliates in return for these services.
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Low
Duration Bond
Sustainable Total
Return
First $1 billion ............................................................................... 0.500% 0.310% 0.390%
$1 billion - $3 billion ........................................................................... 0.470 0.290 0.370
$3 billion - $5 billion ........................................................................... 0.450 0.280 0.350
$5 b illion - $10 b illion .......................................................................... 0.440 0.270 0.340
Greater than $10 billion ......................................................................... 0.430 0.260 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 234
Sustainable Low Duration Bond ................................................................................................ 353
Sustainable Total Return ..................................................................................................... 237
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 18 $ 18 $ 9,188 $ 9,224
Sustainable Low Duration Bond ................................................................. 17 28 9,164 9,209
Sustainable Total Return ...................................................................... 17 18 8,765 8,800

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the period ended September 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the period  ended  September 30, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the  Sustainable Low
Duration Bond 's Investor A Shares for a total of $11 .
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
period ended September 30, 2022, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended September 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended September 30, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived by the Manager in the Statements of Operations. For the period ended
September 30, 2022, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 268 $ 268 $ 268 $ 804
Sustainable Low Duration Bond ................................................................. 250 250 250 750
Sustainable Total Return ...................................................................... 250 250 250 750
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 424
Sustainable Low Duration Bond ........................................................................................... 777
Sustainable Total Return ................................................................................................ 1,670
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Low Duration Bond ........................................................................ 0.40 0.65 0.35
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 401,022
Sustainable Low Duration Bond ................................................................................................. 280,980
Sustainable Total Return ...................................................................................................... 362,545
Sustainable High Yield Bond ............................................................................................. $ 18,643
Sustainable Low Duration Bond ........................................................................................... 19,574
Sustainable Total Return ............................................................................................... 18,703

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, respectively, and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the period ended September 30, 2022, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Low Duration Bond and Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of September 30, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Fund Name/Share Class
Administration Fees
Waived
by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Sustainable High Yield Bond
Institutional .................................................................................... $ 13 $ 233
Investor A ..................................................................................... 13 233
Class K ...................................................................................... 9,188 268
$ 9,214 $ 734
Sustainable Low Duration Bond
Institutional .................................................................................... 13 216
Investor A ..................................................................................... 18 203
Class K ...................................................................................... 9,164 250
$ 9,195 $ 669
Sustainable Total Return
Institutional .................................................................................... 13 218
Investor A ..................................................................................... 13 174
Class K ...................................................................................... 8,764 250
$ 8,790 $ 642
Expiring September 30,
2023 2024
Sustainable High Yield Bond
Fund Level ...................................................................................... $ 132,18 3 $ 419,665
Institutional ...................................................................................... 64 246
Investor A ....................................................................................... 64 246
Class K ......................................................................................... 1,977 9,456
Sustainable Low Duration Bond
Fund Level ...................................................................................... — 300,554
Institutional ...................................................................................... — 229
Investor A ....................................................................................... — 221
Class K ......................................................................................... — 9,414
Sustainable Total Return
Fund Level ...................................................................................... — 381,248
Institutional ...................................................................................... — 231
Investor A ....................................................................................... — 187
Class K ......................................................................................... — 9,014

Notes to Financial Statements
(continued)

Notes to Financial Statements
lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended September 30, 2022, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the  Funds’ Chief Compliance Officer, which is included in  Directors  and Officer in the Statements of Operations.
Other Transactions: During the  period ended September 30, 2022 ,  Sustainable Total Return received a reimbursement of $3,180 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
7. PURCHASES AND SALES
For the period ended September 30, 2022, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:
For the period ended September 30, 2022, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 21,274,988 $ 21,489,552
Sustainable Low Duration Bond ............................................ 71,201,947 57,749,793 57,199,250 21,586,273
Sustainable Total Return ................................................. 17,009,088 12,397,215 323,797,019 278,079,542
Fund Name Purchases Sales
Sustainable Low Duration Bond ............................................................................ $ 4,670,912 $ 4,679,395
Sustainable Total Return ................................................................................. 117,500,401 117,610,666
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Sustainable High Yield Bond ................................................................... $ (76,247) $ 76,247
Sustainable Low Duration Bond ................................................................. (74,922) 74,922
Sustainable Total Return ...................................................................... (66,508) 66,508
—
Fund Name
Period Ended
09/30/22
Period Ended
09/30/21
Sustainable High Yield Bond
Ordinary income ........................................................................................... $ 2,047,989 $ 312,396
Sustainable Low Duration Bond
Ordinary income ........................................................................................... $ 667,733 $ —
Sustainable Total Return
Ordinary income ........................................................................................... $ 860,907 $ —

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

As of September 30, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods of premiums and discounts on fixed income, the realization for tax purposes of unrealized gains (losses) on certain futures, option and foreign currency contracts and the accounting for swap agreements.
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day,
$2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of
(x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended September 30, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Sustainable High Yield Bond .................................................... $ 36,154 $ (1,711,104) $ (7,320,689) $ (8,995,639)
Sustainable Low Duration Bond .................................................. 791,577 (375,65 1 ) (4,085,025) (3,669,099)
Sustainable Total Return ....................................................... 712,192 (3,162,757) (6,337,803) (8,788,368)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 47,962,057 $ 1,405 $ (7,322,094) $ (7,320,689)
Sustainable Low Duration Bond ........................................ 52,757,990 451,685 (4,535,106) (4,083,421)
Sustainable Total Return ............................................ 55,498,278 562,861 (6,898,516) (6,335,655)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms,

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
Commencement of operations.
d
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold .............................................
184 $ 1,599 10,000 $ 100,000
Shares issued in reinvestment of distributions ........................
3 26 — —
187 $ 1,625 10,000 $ 100,000
Investor A
Shares sold .............................................
283 $ 2,587 10,000 $ 100,000
Shares issued in reinvestment of distributions ........................
6 51 — —
289 $ 2,638 10,000 $ 100,000
Class K
Shares sold .............................................
— $ — 4,980,000 $ 49,800,000
— $ — 4,980,000 $ 49,800,000
476 $ 4,263 5,000,000 $ 50,000,000
d
Period from
10/18/21
(a)
to 09/30/22
Fund Name/Share Class
Shares Amount
Sustainable Low Duration Bond
Institutional
Shares sold ............................................................................. 10,001 $ 100,010
Shares redeemed .........................................................................
(1) (10)
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 21,953 $ 216,401
Shares issued in reinvestment of distributions ........................................................ 62 594
Shares redeemed .........................................................................
(10,111) (96,014)
11,904 $ 120,981
Class K
Shares sold ............................................................................. 4,980,008 $ 49,800,077
Shares issued in reinvestment of distributions ........................................................ — —
Shares redeemed .........................................................................
(8) (116)
4,980,000 $ 49,799,961
5,001,904 $ 50,020,942
Sustainable Total Return
Institutional
Shares sold ............................................................................. 10,001 $ 100,010
Shares redeemed .........................................................................
(1) (10)
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 11,178 $ 111,490
Shares issued in reinvestment of distributions ........................................................ 15 133
Shares redeemed .........................................................................
(1) (10)
11,192 $ 111,613
Class K
Shares sold ............................................................................. 4,980,001 $ 49,800,011
Shares redeemed .........................................................................
(1) (10)
4,980,000 $ 49,800,001
5,001,192 $ 50,011,614

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of September 30, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... $ 10,000 $ 10,000 $ 4,980,000
Sustainable Low Duration Bond ........................................................................ 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Sustainable High Yield Bond Fund, BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund and
the Board of Trustees/Directors of BlackRock Funds V and BlackRock Bond Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Sustainable High Yield Bond Fund of BlackRock Funds V, including the schedule of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from July 22, 2021 (commencement of operations) through September 30, 2021, and the related notes. We have also audited the accompanying statements of assets and liabilities of BlackRock Sustainable Low Duration Bond Fund of BlackRock Funds V and Blackrock Sustainable Total Return Fund
of BlackRock Bond Fund, Inc. (collectively with BlackRock Sustainable High Yield Bond Fund, the “Funds”), including the schedules of investments, as of September 30,
2022, the related statements of operations, changes in net assets, and the financial highlights for the period from October 18, 2021 (commencement of operations) through
September 30, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the BlackRock Sustainable High Yield Bond Fund as of September 30, 2022, and the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period from July 22, 2021 (commencement of operations) through September 30, 2021, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the BlackRock Sustainable Low Duration Bond Fund and Blackrock Sustainable Total Return Fund as of September 30, 2022, and the results of their operations, the changes in their net assets, and the financial highlights for the period from October 18, 2021 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 22, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)

Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal period ended
September 30, 2022:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended September 30, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended September 30, 2022:
Fund Name Federal Obligation Interest
Sustainable Low Duration Bond ......................................................................................... $ 137,340
Sustainable Total Return .............................................................................................. 78,228
Fund Name Interest Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,060,127
Sustainable Low Duration Bond ......................................................................................... 744,724
Sustainable Total Return .............................................................................................. 891,036
Fund Name
Interest-Related
Dividends
Sustainable High Yield Bond ........................................................................................... $ 1,686,053
Sustainable Low Duration Bond ......................................................................................... 611,262
Sustainable Total Return .............................................................................................. 744,035

Director and Officer Information
2022
BlackRock Annual Report to Shareholders

Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Chair of the Board (Since
2022) Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
69 RICs consisting of 100 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022) Director
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
71 RICs consisting of 102 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
69 RICs consisting of 100 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(Lead Independent
Director and non Executive
Vice Chair of the Board)
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Visiting Professor, Princeton University for the 2013
to 2014 academic year and Spring 2017 semester; Professor in the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
71 RICs consisting of 102 Portfolios None
Lorenzo A. Flores
1964
Director
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
69 RICs consisting of 100 Portfolios None
Stayce D. Harris
1959
Director
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
69 RICs consisting of 100 Portfolios The Boeing Company
J. Phillip Holloman
1955
Director
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
69 RICs consisting of 100 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
71 RICs consisting of 102 Portfolios PennyMac Mortgage
Investment Trust

Director and Officer Information
(continued)

Director and Officer Information
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Corporation’s/
Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Corporation’s/Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also Directors of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Corporation/Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 264 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 266 Portfolios None

Director and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Corporation/Trust serve at the pleasure of the Board.
Further information about the Corporation’s/Trust’s Directors and Officers is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800)
441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective May 31, 2022, Karen P. Robards retired as a Director of the Corporation/Trust.
Effective December 31, 2021, Richard E. Cavanagh and Michael J. Castellano retired as Directors of the Corporation/Trust.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
2022
BlackRock Annual Report to Shareholders

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHYB-09/22-AR

Item 2 –
Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Total Return Fund	$74,970	N/A	$44	N/A	$28,900	N/A	$0	N/A

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,098,000	$2,032,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

              Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Total Return Fund	$28,944	N/A

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
               (b) Section 906 Certifications are attached

section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: November 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: November 22, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc.

Date: November 22, 2022